UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.20%☐
Basic Industry/Capital Goods – 8.50%
Air Products & Chemicals	51,071	$5,037,133
*BHP Billiton (Australia)	165,300	5,815,370
*Danaher	117,500	10,309,450
Deere	25,800	2,402,496
†Foster Wheeler	38,400	5,952,768
Freeport-McMoRan Copper & Gold	31,800	3,257,592
General Electric	524,050	19,426,534
*Joy Global	25,000	1,645,500
Monsanto	187,762	20,971,137
Praxair	148,653	13,187,008
		88,004,988
Business Services – 4.69%
Accenture Class A	158,000	5,692,740
Automatic Data Processing	118,800	5,290,164
Expeditors International of Washington	63,300	2,828,244
*MasterCard Class A	67,027	14,424,210
McGraw-Hill Companies	153,300	6,716,073
*Moody's	127,500	4,551,750
Rogers Communications Class B	122,100	5,525,025
Sysco	111,700	3,486,157
		48,514,363
Consumer Durables – 2.34%
†Electronic Arts	85,000	4,964,850
*Harman International Industries	23,100	1,702,701
Nintendo (Japan)	14,400	8,638,449
Toyota Motor ADR	83,759	8,892,694
		24,198,694
Consumer Non-Durables – 8.31%
*†Amazon.com	60,100	5,567,664
B2W Varejo (Brazil)	31,300	1,248,483
*†Bed Bath & Beyond	58,900	1,731,071
Coca-Cola	55,743	3,420,948
Costco Wholesale	74,600	5,204,096
*CVS Caremark	464,967	18,482,438
*Fastenal	28,600	1,156,012
Groupe Danone (France)	24,100	2,159,533
Heineken ADR	205,253	6,635,008
InBev (Belgium)	30,922	2,572,271
†Kohl's	67,600	3,096,080
Lojas Renner (Brazil)	68,500	1,385,393
*Lowe's	326,124	7,376,925
PepsiCo	53,950	4,094,805
Procter & Gamble	88,152	6,472,120
Reckitt Benckiser (United Kingdom)	31,100	1,798,119
Target	35,100	1,755,000
Tesco (United Kingdom)	520,008	4,925,676
Walgreen	96,200	3,663,296
*Whole Foods Market	80,800	3,296,640
		86,041,578
Consumer Services – 8.45%
*†EchoStar Communications Class A	34,600	1,305,112
International Game Technology	85,950	3,775,784
*†Las Vegas Sands	168,156	17,328,476
*Marriott International Class A	68,300	2,334,494
McDonald's	387,951	22,854,192
†MGM MIRAGE	136,429	11,462,765

Naspers Class N (South Africa)	134,400	3,171,566
Shaw Communications Class B (Canada)	108,900	2,580,328
*†Wynn Resorts	73,763	8,271,045
Yum Brands	376,592	14,412,176
		87,495,938
Energy – 10.03%
Baker Hughes	71,500	5,798,650
†Cameron International	62,032	2,985,600
EOG Resources	38,800	3,462,900
Exxon Mobil	55,500	5,199,795
Hess	151,066	15,236,517
†McDermott International	44,900	2,650,447
Murphy Oil	31,000	2,630,040
*Petroleo Brasileiro ADR	134,730	15,526,285
Schlumberger	313,794	30,867,916
*Total (France)	84,000	6,966,767
*†Transocean	87,654	12,547,856
		103,872,773
Financials – 10.01%
American Express	47,700	2,481,354
*Assurant	40,000	2,676,000
*BlackRock	11,700	2,536,560
†Bosvespa Holding (Brazil)	274,700	5,293,376
CME Group	5,600	3,841,600
Erste Bank der Oesterreichischen Sparkassen ( Austria)	43,300	3,064,813
Franklin Resources	40,200	4,600,086
Goldman Sachs Group	115,460	24,829,673
†Industrial & Commercial Bank of China (China) (Hong Kong Exchange)	20,008,000	14,367,481
*Lehman Brothers Holdings	181,909	11,904,125
Merrill Lynch	42,176	2,264,008
Morgan Stanley	33,500	1,779,185
*Northern Trust	38,400	2,940,672
Prudential Financial	47,300	4,400,792
Redecard (Brazil)	85,700	1,386,607
Schwab (Charles)	157,400	4,021,570
State Street	101,160	8,214,192
Wells Fargo	98,980	2,988,206
		103,590,300
Health Care – 13.55%
Aetna	125,900	7,268,207
Alcon (Switerland)	21,600	3,089,664
Allergan	73,400	4,715,216
*†Amylin Pharmaceuticals	105,689	3,910,493
Becton Dickinson	38,700	3,234,546
*†Celgene	29,300	1,353,953
CIGNA	57,900	3,110,967
Covidien	78,275	3,466,800
†Genentech	230,498	15,459,501
†Gilead Sciences	141,320	6,502,133
†Humana	34,800	2,620,788
*†Laboratory Corporation of America Holdings	56,500	4,267,445
McKesson	41,600	2,725,216
†Medco Health Solutions	38,900	3,944,460
Medtronic	129,850	6,527,560
Merck	252,445	14,669,579
Roche Holding (Switzerland)	14,193	2,449,617
Schering-Plough	359,180	9,568,555
†St. Jude Medical	51,800	2,105,152
Stryker	41,400	3,093,408
UnitedHealth Group	426,353	24,813,744
†WellPoint	103,300	9,062,509
†Zimmer Holdings	35,500	2,348,325
		140,307,838
Technology – 26.47%
†Amdocs	92,800	3,198,816
America Movil Class L ADR	237,531	14,582,028
†American Tower Class A	143,200	6,100,320
†Apple	166,221	32,925,055
ASML Holding	1	28
AT&T	330,340	13,728,930

Boeing	43,926	3,841,768
China Mobil (Hong Kong)	908,500	16,064,904
†Cisco Systems	239,900	6,494,093
Corning	201,800	4,841,182
*†Crown Castle International	158,300	6,585,280
†Dell	113,200	2,774,532
†EMC	142,800	2,646,084
*†Expedia	115,703	3,658,529
General Dynamics	206,847	18,407,315
†Google Class A	45,587	31,522,498
Hewlett-Packard	132,932	6,710,407
Hon Hai Precision Industry GDR	238,600	2,958,640
*Infosys Technologies ADR	57,300	2,599,128
Intel	489,857	13,059,588
*†Juniper Networks	124,400	4,130,080
*†Leap Wireless International	24,300	1,133,352
Lockheed Martin	162,012	17,053,383
†Marvell Technology Group	240,500	3,362,190
Maxim Integrated Products	60,450	1,600,716
*†MetroPCS Communications	42,200	820,790
Microsoft	824,383	29,348,035
QUALCOMM	207,871	8,179,724
*Schneider Electric (France)	35,168	4,756,725
†TomTom (Netherlands)	40,142	3,017,037
*†VeriSign	165,500	6,224,455
†Yahoo	71,500	1,663,090
		273,988,702
Transportation – 1.50%
FedEx	12,828	1,143,873
*Southwest Airlines	313,400	3,823,480
Union Pacific	84,236	10,581,726
		15,549,079
Utilities – 0.35%
†AES	169,200	3,619,188
		3,619,188
Total Common Stock (cost $808,301,958)		975,183,441

	Principal
	Amount
	(U.S. $)
U.S. Treasury Obligations – 1.29%
*^Treasury Bill
3.598% 1/3/08	$3,281,000	3,280,353
3.703% 1/10/08	5,586,000	5,580,903
3.814% 1/31/08	2,294,000	2,286,831
3.869% 2/7/08	2,180,000	2,171,486
Total U.S. Treasury Obligations (cost $13,319,573)		13,319,573

≠Discount Note – 4.24%
Federal Home Loan Bank 3.25% 1/2/08	43,876,921	43,873,001
Total Discount Note (cost $43,873,001)		43,873,001

Total Value of Securities Before Securities Lending Collateral – 99.73%
(cost $865,494,532)		1,032,376,015

	Number of
	Shares
Securities Lending Collateral** – 13.18%
Investment Companies
Mellon GSL DBT II Collateral Fund	136,399,028	136,399,028
Total Securities Lending Collateral (cost $136,399,028)		136,399,028

Total Value of Securities – 112.91%
(cost $1,001,893,560)		1,168,775,043	☐
Obligation to Return Securities Lending Collateral** – (13.18%)		(136,399,028)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.27%		2,759,054
Net Assets Applicable to 80,134,853 Shares Outstanding – 100.00%		$1,035,135,069

☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended December 31, 2007.

^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in "Notes”.
☐Includes $146,487,482 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund declares and pays distributions from net realized gain on investments, if any, annually and from net investment income, if any annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,003,059,367
Aggregate unrealized appreciation	$185,435,872
Aggregate unrealized depreciation	(19,720,196)
Net unrealized appreciation	$165,715,676

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments ® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2007, the market value of the securities on loan was $146,487,482, for which the Fund received collateral, comprised of U.S. government obligations valued $14,223,815 and cash collateral of $132,263,667. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.61%
Consumer Discretionary – 8.64%
Advance Auto Parts	26,670	$1,013,193
*Citadel Broadcasting	4,415	9,095
*†Comcast Class A	252,500	4,610,650
Disney (Walt)	114,770	3,704,776
*Gap	320,100	6,811,728
*General Motors	347,590	8,651,515
Johnson Controls	64,880	2,338,275
Lowe's	30,730	695,113
Macy's	222,590	5,758,403
Mattel	342,900	6,528,816
*NIKE Class B	114,180	7,334,923
Omnicom Group	51,010	2,424,505
*Regal Entertainment Group Class A	485,400	8,771,178
*Royal Caribbean Cruises	147,650	6,266,266
*Scripps (E.W.) Class A	29,460	1,325,995
*Sherwin-Williams	31,620	1,835,225
Sony ADR	93,300	5,066,190
Staples	115,770	2,670,814
*†Toll Brothers	167,760	3,365,266
WPP Group (United Kingdom)	159,370	2,047,105
		81,229,031
Consumer Staples – 10.62%
Altria Group	246,810	18,653,901
Avon Products	279,812	11,060,968
*CVS Caremark	107,131	4,258,457
Diageo (United Kingdom)	256,156	5,496,590
General Mills	50,140	2,857,980
Kellogg	101,980	5,346,811
*Kimberly-Clark	145,950	10,120,173
*Kraft Foods Class A	397,450	12,968,794
Nestle (Switzerland)	12,742	5,846,501
PepsiCo	45,910	3,484,569
Procter & Gamble	132,430	9,723,011
Sara Lee	500,900	8,044,454
Whole Foods Market	47,800	1,950,240
		99,812,449
Energy – 10.68%
Apache	49,850	5,360,869
*Chevron	205,052	19,137,503
ConocoPhillips	262,400	23,169,921
Devon Energy	72,780	6,470,870
EOG Resources	43,360	3,869,880
Exxon Mobil	154,790	14,502,275
Hess	88,840	8,960,402
Marathon Oil	49,940	3,039,348
Royal Dutch Shell ADR	33,060	2,783,652
Total ADR	158,600	13,100,360
		100,395,080
Financials – 21.72%
Allstate	289,490	15,120,063
American Express	59,520	3,096,230
*American International Group	162,300	9,462,090
Bank of America	263,263	10,862,231
Bank of New York Mellon	200,846	9,793,251
*†Blackstone Group	224,140	4,960,218
*CapitalSource	286,000	5,030,740
*Chubb	164,840	8,996,967
Citigroup	533,610	15,709,478

Fannie Mae	527,140	21,075,056
Franklin Resources	37,320	4,270,528
Freddie Mac	40,310	1,373,362
Genworth Financial	152,690	3,885,961
Goldman Sachs Group	39,550	8,505,228
Hartford Financial Services Group	54,040	4,711,748
*Hospitality Properties Trust	91,300	2,941,686
JPMorgan Chase	280,807	12,257,226
Lehman Brothers Holdings	47,410	3,102,510
Merrill Lynch	66,840	3,587,971
MetLife	195,420	12,041,780
*New York Community Bancorp	409,000	7,190,220
PNC Financial Services Group	68,880	4,521,972
Prudential Financial	38,690	3,599,718
State Street	55,290	4,489,548
SunTrust Banks	90,150	5,633,474
Travelers	189,213	10,179,659
UBS (Switzerland)	167,419	7,740,894
		204,139,809
Health Care – 8.59%
Abbott Laboratories	54,240	3,045,576
Aetna	152,500	8,803,825
GlaxoSmithKline (United Kingdom)	99,170	2,520,089
Johnson & Johnson	185,040	12,342,168
Merck	142,730	8,294,040
Pfizer	639,440	14,534,472
*†Tenet Healthcare	1,278,530	6,494,932
UnitedHealth Group	62,270	3,624,114
*†Watson Pharmaceuticals	221,600	6,014,224
†WellPoint	80,960	7,102,621
Wyeth	180,720	7,986,017
		80,762,078
Industrials – 12.71%
*Avery Dennison	87,900	4,671,006
Burlington Northern Santa Fe	44,640	3,715,387
CSX	197,600	8,690,448
Deere	8,670	807,350
Eaton	16,740	1,622,943
General Electric	377,100	13,979,097
*Grainger (W.W.)	42,840	3,749,357
Honeywell International	150,000	9,235,500
Lockheed Martin	190,660	20,068,871
*Masco	277,440	5,995,478
Norfolk Southern	9,200	464,048
Northrop Grumman	103,960	8,175,414
Raytheon	19,860	1,205,502
Rockwell Automation	46,900	3,234,224
Timken	34,950	1,148,108
Tyco Electronics	169,100	6,278,683
Tyco International	169,300	6,712,745
Union Pacific	49,400	6,205,628
United Technologies	110,190	8,433,943
Waste Management	152,900	4,995,243
		119,388,975
Information Technology – 6.68%
Accenture Class A	158,430	5,708,233
Hewlett-Packard	228,620	11,540,738
Intel	287,960	7,677,014
*International Business Machines	203,860	22,037,265
Motorola	482,700	7,742,508
†Oracle	355,040	8,016,803
		62,722,561
Materials – 5.94%
Air Products & Chemicals	34,940	3,446,132
Dow Chemical	37,260	1,468,789
*duPont (E.I.) deNemours	316,200	13,941,259
*Louisiana-Pacific	281,200	3,846,816
*MeadWestvaco	302,400	9,465,120
Packaging Corp. of America	415,800	11,725,561
*PPG Industries	103,680	7,281,446

Praxair	29,200	2,590,332
†Smurfit-Stone Container	60,140	635,078
Syngenta (Switzerland)	5,540	1,410,297
		55,810,830
Telecommunications – 6.52%
*AT&T	505,920	21,026,034
BCE	326,685	12,982,462
Embarq	68,326	3,384,187
*†Qwest Communications International	982,900	6,890,129
Sprint Nextel	210,170	2,759,532
TELUS (Canada)	19,188	927,010
Verizon Communications	54,720	2,390,717
Vodafone Group (United Kingdom)	1,391,717	5,192,920
Windstream	436,900	5,688,438
		61,241,429
Utilities – 3.51%
*Ameren	45,300	2,455,713
American Electric Power	234,130	10,901,093
*Dominion Resources	129,446	6,142,213
Entergy	33,430	3,995,554
FPL Group	68,320	4,623,214
PG&E	37,180	1,602,086
PPL	26,510	1,380,906
Public Service Enterprise Group	19,530	1,918,627
		33,019,406
Total Common Stock (cost $818,855,818)		898,521,648

	Principal
	Amount (U.S.$)
≠Discount Note – 5.19%
Federal Home Loan Bank 3.25% 1/2/08	$48,804,811	48,800,451
Total Discount Note (cost $48,800,451)		48,800,451

Total Value of Securities Before Securities Lending Collateral – 100.80%
(cost $867,656,269)		947,322,099

	Number of
	Shares
Securities Lending Collateral** – 9.67%
Investment Companies
Mellon GSL DBT II Collateral Fund	90,917,805	90,917,805
Total Securities Lending Collateral (cost $90,917,805)		90,917,805

Total Value of Securities – 110.47%
(cost $958,574,074)		1,038,239,904 ©
Obligation to Return Securities Lending Collateral** – (9.67%)		(90,917,805)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.80%)		(7,522,164)
Net Assets Applicable to 76,532,240 Shares Outstanding – 100.00%		$939,799,935

†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in "Notes."
☐Includes $108,469,646 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CHF – Swiss Francs
USD – United States Dollar

The following foreign currency exchange contract was outstanding at December 31, 2007:

Foreign Currency Exchange Contracts[1]

Contracts to Deliver	In Exchange For		Settlement Date	Appreciation
CHF(173,332)	USD	153,674	1/4/08	$707

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund

Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$960,302,768
Aggregate unrealized appreciation	$129,542,460
Aggregate unrealized depreciation	(51,605,324)
Net unrealized appreciation	$77,937,136

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Unrealized gain is included in liabilities net of receivables and other assets on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2007, the market value of the securities on loan was $108,469,646, for which the Fund received collateral, comprised of U.S. government obligations valued at $21,740,554, and cash collateral of $90,917,805. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund (formerly Optimum Small Cap Growth Fund)***

December 31, 2007

	Number of
	Shares	Value
Common Stock – 95.83%☐
Basic Industry/Capital Goods – 14.28%
Albany International	13,000	$482,300
AMETEK	47,500	2,224,900
*†Atwood Oceanics	24,000	2,405,759
*Belden	8,000	356,000
†Ceradyne	3,591	168,526
Donaldson	34,000	1,576,920
†Drew Industries	15,000	411,000
Dynamic Materials	15,900	936,510
Herman Miller	25,000	809,750
*Kaydon	10,000	545,400
†Littelfuse	10,000	329,600
†Mettler-Toledo International	20,000	2,276,000
*Mine Safety Appliances	7,600	394,212
*Nordson	31,000	1,796,760
*Pentair	33,400	1,162,654
*†Quanta Services	44,000	1,154,560
Scotts Miracle-Gro	17,800	666,076
†Stanley	33,300	1,066,266
*†T-3 Energy Services	5,400	253,854
Texas Industries	7,000	490,700
Toro	16,200	881,928
†Varian	7,000	457,100
*Vulcan Materials	866	68,492
†Waste Connections	40,950	1,265,355
†Zoltek	28,000	1,200,360
		23,380,982
Business Services – 6.75%
*Administaff	20,000	565,600
†Answerthink	42,800	207,152
†Concur Technologies	72,600	2,628,846
†ExlService Holdings	40,200	927,816
G & K Services Class A	15,000	562,800
Global Payments	10,000	465,200
*†Kenexa	19,300	374,806
*Knoll	25,000	410,750
*†Navigant Consulting	29,500	403,265
*†Perficient	33,400	525,716
†Rush Enterprises	29,400	534,492
†SkillSoft ADR	75,000	717,000
†TrueBlue	20,000	289,600
*†Universal Technical Institute	30,000	510,000
*†ValueClick	66,115	1,447,919
Viad	15,000	473,700
		11,044,662
Consumer Durables – 3.44%
†Cavco Industries	40,300	1,363,752
*†Champion Enterprises	168,400	1,586,328
*†Jarden	13,000	306,930
†Scientific Games Class A	15,000	498,750
*Spartan Motors	65,300	498,892
*Thor Industries	20,000	760,200
†TurboChef Technologies	8,800	145,200
Winnebago Industries	22,000	462,440
		5,622,492
Consumer Non-Durables – 7.57%
Abercrombie & Fitch Class A	22,200	1,775,334
*†American Apparel	35,000	525,000
*†Central European District	20,050	1,164,504

*†Chico's FAS	40,000	361,200
*Christopher & Banks	16,000	183,200
*†Iconix Brand Group	36,000	707,760
*†J. Crew Group	29,050	1,400,501
*†Lululemon Athletica	3,300	156,321
*Oxford Industries	31,000	798,870
*Pool	50,000	991,500
†SunOpta	24,900	332,415
*†True Religion Apparel	80,300	1,714,405
*†Urban Outfitters	48,000	1,308,480
*†Volcom	20,800	458,224
*†Zumiez	21,200	516,432
		12,394,146
Consumer Services – 4.51%
†BJ's Restaurants	33,900	551,214
*†Entravision Communications	120,000	939,600
*†HealthExtras	25,700	670,256
International Speedway Class A	15,500	638,290
*†inVentiv Health	11,369	351,984
†ITT Educational Services	14,000	1,193,780
†Lions Gate Entertainment	85,000	800,700
*†NutriSystem	7,000	188,860
*†Pinnacle Entertainment	50,000	1,178,000
†Salem Communications Class A	45,000	296,550
*†Sonic	13,500	295,650
*†Spanish Broadcasting Systems Class A	36,400	67,340
Speedway Motorsports	6,800	211,344
		7,383,568
Energy – 6.63%
*†Arena Resources	25,200	1,051,092
*†Carrizo Oil & Gas	51,787	2,835,338
*†Dawson Geophysical	7,000	500,220
†Dresser-Rand Group	3,700	144,485
*†Dril-Quip	11,800	656,788
*†Flotek Industries	9,500	342,380
†FMC Technologies	42,000	2,381,400
†Gulfport Energy	27,000	493,020
†Orion Energy Systems	11,900	222,054
*†Quicksilver Resources	11,400	679,326
†Tesco	7,800	223,626
*†TETRA Technologies	43,000	669,510
*†Warren Resources	45,800	647,154
		10,846,393
Financials – 3.85%
*Aaron Rents	20,000	384,800
*†AmeriCredit	19,500	249,405
Associated Banc-Corp	18,000	487,620
†eHealth	48,000	1,541,280
Electro Rent	13,300	197,505
†H&E Equipment Services	25,000	472,000
HCC Insurance Holdings	28,050	804,474
*Lakeland Financial	10,500	219,450
*Life Partners Holdings	18,700	517,990
MB Financial	16,000	493,280
Old Second Bancorp	9,000	241,110
†Pinnacle Financial Partners	9,200	233,864
Valley National Bancorp	17,500	333,550
*†World Acceptance	4,500	121,410
		6,297,738
Health Care – 11.12%
†Accuray	77,200	1,174,984
†Alexion Pharmaceuticals	6,000	450,180
*†Allscripts Healthcare Solutions	51,291	996,071
*†Arena Pharmaceuticals	25,000	195,750
*†Array Biopharma	20,000	168,400
†Axsys Technologies	3,200	117,280
†Barrier Therapeutics	25,000	98,500
*†BioMarin Pharmaceuticals	39,000	1,380,600
†Caraco Pharmaceutical Laboratories	12,900	221,235
†Cephalon	6,000	430,560

†Collagenex Pharmaceuticals	20,000	191,000
*†Cynosure	24,000	635,040
*†deCODE genetics	50,000	184,000
†Genoptix	2,800	85,960
†Healthways	11,872	693,800
*†Illumina	4,000	237,040
†IsoRay	140,000	277,200
†La Jolla Pharmaceutical	2,100	8,232
†LifeCell	10,300	444,033
*†Lincare Holdings	16,000	562,560
*†Medarex	30,000	312,600
*Medicis Pharmaceutical Class A	15,000	389,550
†@ÕMedicure Restricted PIPE	164,770	164,770
*†Myriad Genetics	5,000	232,100
*†Natus Medical	18,500	357,975
*†Nektar Therapeutics	25,000	167,750
†Neurogen	40,000	138,000
*†NightHawk Radiology Holdings	41,100	865,155
†Nuvelo	136,700	250,161
†Obagi Medical Products	65,000	1,188,850
†Omnicell	25,000	673,250
†Orthofix International	16,200	939,114
*†PDL BioPharma	70,000	1,226,400
†Pharmacopeia	110,000	524,700
*†PSS World Medical	42,000	821,940
†QLT	35,000	154,700
*†Salix Pharmaceuticals	1,568	12,356
*†Sciele Pharma	38,145	780,065
†Seattle Genetics	19,900	226,860
†Virtual Radiologic	10,800	219,024
		18,197,745
Real Estate – 0.80%
*DiamondRock Hospitality	47,000	704,060
Kite Realty Group Trust	40,000	610,800
		1,314,860
Technology – 35.99%
*†Acme Packet	42,247	531,890
*†Advanced Analogic Technologies	41,200	464,736
*†American Reprographics	30,000	494,400
†American Tower Class A	44,400	1,891,440
†AMIS Holdings	81,000	811,620
Amphenol Class A	20,000	927,400
*†Anadigics	36,900	426,933
†Ansys	20,100	833,346
†Atheros Communications	35,200	1,075,008
†AuthenTec	7,000	101,710
*†Avid Technology	50,000	1,417,000
*†Chordiant Software	60,400	516,420
*†Ciena	15,000	511,650
*†CNET Networks	90,000	822,600
*†Cogent Communications Group	27,300	647,283
*†Crown Castle International	18,400	765,440
*†Cybersource	41,200	732,124
†DealerTrack Holdings	28,200	943,854
†Dice Holdings	26,800	214,132
†Double-Take Software	40,200	873,144
*†ESCO Technologies	40,200	1,605,588
*†FalconStor Software	71,600	806,216
*†FEI	11,800	292,994
†FLIR Systems	110,000	3,442,999
*†Focus Media Holding ADR	41,676	2,367,613
†GeoEye	5,900	198,535
†Globecomm Systems	37,500	438,750
†Gmarket ADR	34,100	849,090
†II-VI	15,000	458,250
*†Informatica	62,000	1,117,240
*†Innerworkings	66,600	1,149,516
†Integrated Device Technology	92,000	1,040,520
†Interactive Intelligence	42,300	1,114,605
†IPG Photonics	98,600	1,971,014

†Knot	29,000	462,260
*†Liquidity Services	45,600	588,240
*†LoopNet	25,900	363,895
†Mellanox Technologies	23,100	420,882
†Microsemi	40,000	885,600
†Moog	2,900	132,849
†Netgear	15,000	535,050
†Nice Systems ADR	33,700	1,156,584
*†Novatel Wireless	42,800	693,360
†Novell	140,400	964,548
†O2Micro International ADR	66,900	772,026
†Omrix Biopharmaceuticals	36,028	1,251,613
†OpNext	57,800	511,530
†Phoenix Technologies	31,000	399,280
†Plexus	16,000	420,160
*†Polycom	50,000	1,389,000
†PROS Holdings	35,800	702,396
†Radiant Systems	35,000	603,050
*†Sapient	50,300	443,143
†ShoreTel	81,400	1,137,158
†Sierra Wireless	40,300	598,455
†Sigma Designs	35,500	1,959,600
†SRA International	17,000	500,650
*†Supertex	21,800	682,122
†Switch & Data Facilities	25,000	400,500
*†Synaptics	35,800	1,473,528
†Synchronoss Technologies	39,000	1,382,160
†Tellabs	190,000	1,242,600
*†Tessera Technologies	26,863	1,117,501
*†Time Warner Telecom Class A	88,000	1,785,520
†Trimble Navigation	17,000	514,080
*†Vasco Data Security International	55,800	1,557,936
		58,902,336
Transportation – 0.89%
†American Commercial Lines	34,000	552,160
*Heartland Express	64,000	907,520
		1,459,680
Total Common Stock (cost $138,927,389)		156,844,602

Warrant – 0.00%
†=Medicure, exercise price $1.70, expiration date 12/01/11	74,014	0
†=Isoray, exercise price $5.00, expiration date 3/22/11	28,000	0
Total Warrant (cost $0)		0

	Principal
	Amount
≠Discount Note – 4.00%
Federal Home Loan Bank 3.25% 1/2/08	$6,552,183	6,551,598
Total Discount Note (cost $6,551,598)		6,551,598

Total Value of Securities Before Securities Lending Collateral – 99.83%
(cost $145,478,987)		163,396,200

	Number of
	Shares
Securities Lending Collateral** – 22.22%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,366,860	36,366,860
Total Securities Lending Collateral (cost $36,366,860)		36,366,860

Total Value of Securities – 122.05%
(cost $181,845,847)		199,763,060	☐
Obligation to Return Securities Lending Collateral** – (22.22%)		(36,366,860)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.17%		278,178
Net Assets Applicable to 11,813,209 Shares Outstanding – 100.00%		$163,674,378

☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.

†Non-income producing security for the period ended December 31, 2007.
@Illiquid security. At December 31, 2007, the aggregate amount of illiquid securities was $164,770, which represented 0.10% of the Fund’s net assets. See Note 4 in “Notes.”
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2007, the aggregate amount of the restricted securities was $164,770 or 0.10% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2007, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in "Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes".
***See Note 5 in "Notes".
☐Includes $34,917,748 of securities loaned.

Summary of abbreviations:
ADR – American Depository Receipts
PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust – Optimum Small-Mid Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly.

Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,853,459
Aggregate unrealized appreciation	$33,051,952
Aggregate unrealized depreciation	(15,142,351)
Net unrealized appreciation	$17,909,601

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2007, the market value of the securities on loan was $34,917,748, for which the Fund received collateral, comprised of U.S. government obligations valued at $160,098, and cash collateral of $36,366,860. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Name Change
On September 20, 2007, the Fund’s Board of Trustees approved a change in the market capitalization range of the securities in which the Fund primarily invests from a focus on small-capitalization companies to a focus on small-capitalization and mid-capitalization companies. By adopting this change, the Fund’s sub-advisers will have a larger universe of companies in which to invest pursuant to each sub-adviser’s current investment style and strategy. In accordance with this change to the market capitalization range, effective January 1, 2008, the Fund has changed its name from Optimum Small Cap Growth Fund to Optimum Small-Mid Cap Growth Fund. In addition, the Fund’s benchmark will be changed from the Russell 2000® Growth Index to the Russell 2500® Growth Index. A complete description of the investment objective and investment strategies is included in the Fund’s prospectus, as supplemented.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund (formerly Optimum Small Cap Value Fund)***

December 31, 2007

	Number of
	Shares	Value
Common Stock – 92.17%
Basic Industry – 15.61%
*Albany International	46,500	$1,725,150
AMETEK	10,500	491,820
Ashland	8,300	393,669
*Brady Class A	42,000	1,473,780
Chemtura	53,000	413,400
Crane	37,000	1,587,300
Cytec Industries	30,000	1,847,400
Eastman Chemical	10,000	610,900
FMC	27,000	1,472,850
Hercules	119,240	2,307,295
*†Kapstone Paper & Packaging	170,000	1,190,000
†Lydall	63,000	662,760
†Material Sciences	47,000	349,210
*†NCI Building Systems	36,000	1,036,440
Quanex	25,000	1,297,500
Spartech	35,000	493,500
*St. Joe	7,000	248,570
*†Trex	48,000	407,040
Tronox Class A	27,900	248,310
Tronox Class B	38,500	333,025
†Zep	25,000	346,750
		18,936,669
Business Services – 8.89%
Courier	14,883	491,288
Ennis	31,490	566,820
*†Hudson Highland Group	148,700	1,250,567
*IKON Office Solutions	118,300	1,540,266
*Kelly Services	73,000	1,362,180
†Live Nation	15,500	225,060
†MPS Group	115,000	1,258,100
*†PHH	52,800	931,392
*†R.H. Donnelley	8,200	299,136
†Spherion	61,400	446,992
†TrueBlue	68,000	984,640
*†Valassis Communications	122,400	1,430,856
		10,787,297
Capital Spending – 6.84%
*Acuity Brands	36,000	1,620,000
†Advanced Energy Industries	39,800	520,584
Commercial Metals	12,000	352,200
Flowserve	12,600	1,212,120
Hardinge	6,558	110,043
Hubbell Class B	12,500	645,000
Kennametal	58,000	2,195,880
†Miller Industries	82,000	1,122,580
Wabash National	67,900	522,151
		8,300,558
Consumer Cyclical – 7.94%
*Beazer Homes USA	79,000	586,970
*Ethan Allen Interiors	56,600	1,613,100
†Exide Technologies	69,500	556,000
*Furniture Brands International	153,300	1,542,198
Hooker Furniture	33,952	682,435
Leggett & Platt	35,000	610,400
*Lifetime Brands	71,000	921,580
MDC Holdings	47,100	1,748,823
Stanley Works	24,000	1,163,520
WCI Communities	53,800	203,364
		9,628,390

Consumer Services – 11.29%
†Avis Budget Group	12,100	157,300
†BJ's Wholesale Club	26,100	882,963
†Collective Brands	70,000	1,217,300
Delta Apparel	41,300	295,295
†Eddie Bauer Holdings	28,400	180,340
Foot Locker	95,000	1,297,700
†Great Atlantic & Pacific Tea	7,155	224,166
*Group 1 Automotive	13,500	320,625
IHOP	5,620	205,580
*Jones Apparel Group	42,000	671,580
K-Swiss	11,300	204,530
†Maidenform Brands	80,000	1,082,400
Monaco Coach	62,195	552,292
*†Pacific Sunwear of California	70,100	989,111
Phillips-Van Heusen	9,400	346,484
†Rent-A-Center	38,600	560,472
†Rush Enterprises Class A	49,500	899,910
*†Russ Berrie & Co.	15,700	256,852
†Sturm Ruger & Co.	63,900	529,092
†Warnaco Group	43,100	1,499,880
*Westwood One	412,200	820,278
*†Wet Seal	95,500	222,515
*†Winn-Dixie Stores	17,000	286,790
		13,703,454
Consumer Staples – 0.60%
Chiquita Brands International	39,375	724,106
		724,106
Energy – 6.81%
†Callon Petroleum	44,600	733,670
*CARBO Ceramics	10,000	372,000
†Forest Oil	6,000	305,040
Foundation Coal Holdings	26,400	1,386,000
Gulf Island Fabrication	20,060	636,103
†ION Geophysical	35,280	556,718
†Key Energy Services	53,000	762,670
*†Mariner Energy	4,855	111,082
Southern Union	49,000	1,438,641
†Southwestern Energy	16,820	937,210
†Weatherford International	15,000	1,029,000
		8,268,134
Financial Services – 7.63%
American Equity Investment Life Holding	68,620	568,860
CFS Bancorp	11,395	166,823
*†Conseco	21,100	265,016
*Employers Holdings	75,400	1,259,934
†FPIC Insurance Group	19,535	839,614
Hanover Insurance Group	41,500	1,900,700
Home Federal Bancorp	32,500	326,300
Horace Mann Educators	33,650	637,331
†LaBranche & Co.	91,260	459,950
Old National Bancorp	42,050	629,068
*†PMA Capital Class A	36,000	295,920
Suffolk Bancorp	22,140	679,919
†United America Indemnity Class A	46,664	929,547
Webster Financial	9,300	297,321
		9,256,304
Health Care – 1.94%
*†Kinetic Concepts	5,000	267,800
†LifePoint Hospitals	20,320	604,317
†RehabCare Group	33,713	760,565
STERIS	25,000	721,000
		2,353,682
Real Estate – 4.87%
*Brookfield Homes	6,024	95,179
*†California Coastal Communities	36,200	212,856
*CapLease	184,500	1,553,490
*Lexington Reality Trust	52,200	758,988
*†Lodgian	116,100	1,307,286
MI Developments Class A	71,100	1,978,770
		5,906,569

Technology – 15.01%
Agilysys	40,123	606,660
†Checkpoint Systems	32,000	831,360
†CIBER	95,825	585,491
Cohu	35,210	538,713
†Ducommun	21,870	831,060
†Esterline Technologies	18,000	931,500
*†Fairchild Semiconductor International	54,000	779,220
†Flextronics International	165,236	1,992,747
*Imation	60,000	1,260,000
†Intermec	27,000	548,370
*†International Rectifier	35,000	1,188,950
*†LeCroy	50,000	480,500
Methode Electronics	37,408	614,988
*†Novell	99,400	682,878
*†Plexus	25,000	656,500
†Radyne	62,000	570,400
†Rudolph Technologies	45,600	516,192
†Thermo Fisher Scientific	30,000	1,730,400
†Tollgrade Communications	71,162	570,719
*†Unisys	13,800	65,274
†Vishay Intertechnology	110,000	1,255,100
*†Zebra Technologies Class A	28,000	971,600
		18,208,622
Transportation – 2.78%
Alexander & Baldwin	5,600	289,296
*Con-way	28,400	1,179,736
Skywest	22,660	608,421
*†YRC Worldwide	75,600	1,292,004
		3,369,457
Utilities – 1.96%
*Great Plains Energy	62,000	1,817,840
Portland General Electric	20,300	563,934
		2,381,774
Total Common Stock (cost $119,775,633)		111,825,016

Exchange Traded Fund – 0.69%
iShares Russell 2000 Value Index Fund	11,900	840,735
Total Exchange Traded Fund (cost $925,712)		840,735

	Principal
	Amount
≠Discount Note – 7.28%
Federal Home Loan Bank 3.25% 1/2/08	$8,830,594	8,829,805
Total Discount Note (cost $8,829,805)		8,829,805

Total Value of Securities Before Securities Lending Collateral – 100.14%
(cost $129,531,150)		121,495,556

Securities Lending Collateral** – 12.36%
Investment Companies
Mellon GSL DBT II Collateral Fund	15,001,167	15,001,167
Total Securities Lending Collateral (cost $15,001,167)		15,001,167

Total Value of Securities – 112.50%
(cost $144,532,317)		136,496,723 ☐
Obligation to Return Securities Lending Collateral** – (12.36%)		(15,001,167)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.14%)		(166,333)
Net Assets Applicable to 11,061,130 Shares Outstanding – 100.00%		$121,329,223

†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes ".
***See Note 5 in “Notes”.
☐Includes $14,045,453 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$145,111,971
Aggregate unrealized appreciation	$12,934,784
Aggregate unrealized depreciation	(21,550,032)
Net unrealized depreciation	$(8,615,248)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2007, the market value of securities on loan was $14,045,453, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Name Change
On September 20, 2007, the Fund’s Board of Trustees approved a change in the market capitalization range of the securities in which the Fund primarily invests from a focus on small-capitalization companies to a focus on small-capitalization and mid-capitalization companies. By adopting this change, the Fund’s sub-advisers will have a larger universe of companies in which to invest pursuant to each sub-adviser’s current investment style and strategy. In accordance with this change to the market capitalization range, effective January 1, 2008, the Fund has changed its name from Optimum Small Cap Value Fund to Optimum Small-Mid Cap Value Fund. In addition, the Fund’s benchmark will be changed from the Russell 2000® Value Index to the Russell 2500® Value Index. A complete description of the investment objective and investment strategies is included in the Fund’s prospectus, as supplemented.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.77%Δ
Australia – 6.69%
Amcor	256,888	$1,555,783
Australia & New Zealand Banking Group	27,100	652,224
BHP Billiton	43,700	1,537,397
Foster's Group	630,281	3,618,284
Macquarie Airports	253,783	900,834
National Australia Bank	175,208	5,803,072
Suncorp-Metway	10,731	159,134
Telstra	1,188,114	4,883,803
*Wesfarmers	46,849	1,662,963
Zinifex	44,900	487,972
		21,261,466
Austria – 0.39%
Voestalpine	17,100	1,234,061
		1,234,061
Belgium – 1.71%
Fortis	79,000	2,076,420
Fortis (Amsterdam Exchange)	127,273	3,358,219
†Fortis - Strip	80,082	1,169
		5,435,808
Brazil – 0.81%
*Gerdau ADR	19,950	578,750
Petroleo Brasileiro ADR	13,834	1,594,230
Unibanco GDR	2,800	390,992
		2,563,972
Canada – 1.83%
*Canadian Imperial Bank of Commerce	10,500	745,434
Finning International	21,000	605,645
†HudBay Minerals	14,500	284,528
ING Canada	7,400	295,032
Petro-Canada	6,900	369,736
*Royal Bank of Canada	16,920	863,920
*Sun Life Financial Services	24,000	1,345,449
Teck Cominco Class B	21,600	770,101
TELUS	10,981	530,514
		5,810,359
China – 0.29%
China Netcom Group	162,500	488,636
*China Petroleum & Chemical Class H	280,000	422,953
		911,589
Finland – 0.98%
Stora Enso Class R	82,500	1,232,901
UPM-Kymmene	92,961	1,874,922
		3,107,823
France – 12.56%
Air France-KLM	8,800	308,867
*BNP Paribas	22,840	2,473,953
*Carrefour	38,492	2,993,578
*Cia de Saint-Gobain	29,206	2,748,773
*Compagnie Generale des Etablissements Michelin Class B	13,600	1,558,055
*Credit Agricole	50,292	1,693,249
*France Telecom	104,302	3,747,616
Lagardere	14,900	1,115,304
*Renault	53,378	7,557,065
*Sanofi-Aventis	28,198	2,591,763
*Societe Generale	32,856	4,743,698
†Suez Strip	9,260	135
*Total	101,340	8,404,906
		39,936,962

Germany – 9.44%
Allianz	13,900	3,003,901
BASF	22,800	3,369,358
*Deutsche Bank	14,800	1,932,689
*Deutsche Lufthansa	60,400	1,603,408
Deutsche Telekom	232,785	5,106,088
*E.ON	19,800	4,207,564
Epcos	13,300	228,262
*Muenchener Rueckversicherungs	12,400	2,404,128
RWE	57,967	8,159,384
		30,014,782
Hong Kong – 1.53%
Hong Kong Electric Holdings	390,000	2,242,931
Orient Overseas International	48,000	355,145
Wharf Holdings	430,875	2,257,004
		4,855,080
India – 0.28%
State Bank of India GDR	7,130	891,250
		891,250
Italy – 4.16%
*Buzzi Unicem	34,900	964,163
ENI	76,800	2,807,652
*Fondiaria-Sai	27,300	1,123,534
Intesa Sanpaolo	631,829	4,988,514
*UniCredito Italiano	403,181	3,342,125
		13,225,988
Japan – 18.76%
Aisin Seiki	13,600	568,293
Astellas Pharma	52,300	2,283,904
*Canon	90,200	4,205,881
EDION	31,600	344,279
Fanuc	99	9,659
Fujitsu	223,000	1,505,730
*Honda Motor	44,800	1,506,456
Isuzu Motors	241,000	1,097,812
JFE Holdings	47,100	2,390,477
Kao	124,000	3,736,011
KDDI	295	2,200,860
Kyushu Electric Power	34,500	850,744
Leopalace21	95	2,564
Millea Holdings	78,800	2,663,880
Mitsubishi	39,000	1,070,122
*Mitsubishi Chemical Holdings	148,000	1,138,666
Mitsubishi UFJ Financial Group	258,900	2,430,669
Mitsui & Co	74,000	1,569,315
*Mitsui Chemicals	149,000	980,685
Mitsui OSK Lines	117,000	1,496,072
*Namco Bandai Holdings	43,500	681,443
Nippon Mining Holdings	103,000	661,298
Nippon Steel	196,000	1,216,212
Nippon Telegraph & Telephone	311	1,558,904
*Nippon Yusen Kabushiki Kaisha	85,000	676,829
Nissan Motor	185,700	2,048,161
Nitto Denko	38,600	2,049,067
*Oki Electric Industry	139,000	218,122
wORIX	6,390	1,093,840
Seven & I Holdings	35,000	1,023,135
*Sharp	71,000	1,279,681
Sumitomo Mitsui Financial Group	253	1,898,861
Takeda Pharmaceutical	69,300	4,082,684
Tokyo Electric Power	58,400	1,513,414
Toshiba	221,000	1,658,689
Tosoh	99,000	427,000
Toyota Motor	70,300	3,807,496
West Japan Railway	340	1,692,073
		59,638,988
Netherlands – 4.67%
ArcelorMittal	28,854	2,239,806
Corporate Express	37,200	290,450
ING Groep CVA	162,316	6,336,646

Koninklijke Ahold	93,760	1,304,022
*Reed Elsevier	166,171	3,310,261
Royal KPN	22,400	406,671
Wolters Kluwer	28,900	948,131
		14,835,987
New Zealand – 0.45%
*Telecom Corp. of New Zealand	427,992	1,427,043
		1,427,043
Norway – 0.32%
StatoilHydro ASA	32,450	1,009,118
		1,009,118
Philippines – 0.10%
Philippine Long Distance Telephone	4,200	323,429
		323,429
Republic of Korea – 0.76%
Hana Financial Group	5,500	296,138
Honam Petrochemical	2,900	326,853
†Hynix Semiconductor	7,800	216,239
Hyundai Mobis	1,730	161,162
Industrial Bank of Korea	16,180	304,223
Kookmin Bank	2,700	199,028
POSCO	700	429,999
Samsung Electronics	360	213,835
Shinhan Financial Group	4,530	258,913
		2,406,390
Russia – 0.14%
LUKOIL ADR	5,350	461,705
		461,705
Singapore – 0.77%
†Flextronics International	45,500	548,730
Jardine Matheson Holdings	4,400	121,880
Neptune Orient Lines	84,000	227,854
Oversea-Chinese Banking	269,800	1,551,661
		2,450,125
South Africa – 0.67%
*Sanlam	121,610	403,005
Sasol	31,688	1,564,782
Standard Bank Group	11,700	170,566
		2,138,353
Spain – 4.82%
Banco Santander Central Hispano	203,604	4,394,696
*Iberdrola	215,264	3,267,225
*Repsol YPF	51,800	1,843,053
Telefonica	179,801	5,830,563
		15,335,537
Sweden – 0.33%
Svenska Cellulosa	59,100	1,046,592
		1,046,592
Switzerland – 2.28%
Credit Suisse Group	30,400	1,826,736
Novartis	98,823	5,415,078
		7,241,814
Taiwan – 1.57%
AU Optronics	298,833	585,135
Chunghwa Telecom ADR	86,104	1,817,647
Siliconware Precision Industries	250,853	450,964
Taiwan Semiconductor Manufacturing	158,375	302,783
Taiwan Semiconductor Manufacturing ADR	164,324	1,636,667
United Microelectronics	351,371	218,320
		5,011,516
Thailand – 0.10%
PTT PCL	27,800	310,310
		310,310
United Kingdom – 21.36%
Antofagasta	13,400	191,691
Associated British Foods	65,700	1,174,172
AstraZeneca	39,200	1,685,421
Aviva	208,405	2,786,688
BAE Systems	173,300	1,713,858
Barclays	177,800	1,780,440

BG Group	158,312	3,614,090
*BHP Billiton	28,000	860,068
BP	390,250	4,768,515
British American Tobacco	26,600	1,039,035
British Energy Group	101,000	1,098,678
Compass Group	219,298	1,345,262
GKN	240,560	1,347,838
GlaxoSmithKline	295,523	7,509,774
HBOS	373,656	5,460,339
Home Retail Group	71,200	464,355
Kazakhmys	31,200	848,639
Lloyds TSB Group	356,915	3,347,125
Marston's	85,600	562,521
Punch Taverns	32,300	491,262
Rio Tinto	7,900	834,562
Royal Bank of Scotland Group	591,383	5,216,953
Royal Dutch Shell Class A	199,955	8,389,661
Unilever	141,312	5,312,088
Vodafone Group	1,001,125	3,735,502
Xstrata	33,220	2,343,112
		67,921,649
Total Common Stock (cost $252,331,943)		310,807,696

Preferred Stock – 0.43%
Brazil – 0.29%
Usinas Siderurgicas de Minas Gerais Class A	20,250	927,177
		927,177
Republic of Korea – 0.14%
Hyundai Motor	6,020	221,236
Samsung Electronics	500	228,621
		449,857
Total Preferred Stock (cost $933,933)		1,377,034

	Principal
	Amount
	(U.S. $)
≠Discount Note – 1.32%
Federal Home Loan Bank 3.25% 1/2/08	$4,195,757	4,195,383
Total Discount Note (cost $4,195,383)		4,195,383

Total Value of Securities Before Securities Lending Collateral – 99.52%
(cost $257,461,259)		316,380,113

	Number of
	Shares
Securities Lending Collateral** – 19.62%
Investment Companies
Mellon GSL DBT II Collateral Fund	62,384,103	62,384,103
Total Securities Lending Collateral (cost $62,384,103)		62,384,103

Total Value of Securities – 119.14%
(cost $319,845,362)		378,764,216	©
Obligation to Return Securities Lending Collateral** – (19.62%)		(62,384,103)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.48%		1,515,187
Net Assets Applicable to 20,914,396 Shares Outstanding – 100.00%		$317,895,300

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended December 31, 2007.
wPassive Foreign Investment Company
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 4 in "Notes".
☐Includes $60,994,337 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pounds Sterling
GDR – Global Depositary Receipts
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at December 31, 2007:

Foreign Currency Exchange Contracts[1]

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Appreciation
GBP	(4,808,000)	USD	9,862,795	1/31/08	$ 318,724
JPY	83,000,000	USD	(733,711)	1/8/08	11,097
					$ 329,821

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust – Optimum International Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$319,905,729
Aggregate unrealized appreciation	$65,776,226
Aggregate unrealized depreciation	(6,917,739)
Net unrealized appreciation	$58,858,487

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of securities on loan was $60,994,337, for which the Fund received collateral, comprised of U.S. government obligations valued at $1,629,160, and cash collateral of $59,365,177. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2007

		Principal	Value
		Amount☐	(U.S. $)
Agency Asset-Backed Securities – 0.02%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	227,241	$229,475
Total Agency Asset-Backed Securities (cost $226,247)			229,475

Agency Collateralized Mortgage Obligations – 4.24%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		37,147	38,999
Series 1999-19 PH 6.00% 5/25/29		1,190,654	1,220,404
Series 2001-14 Z 6.00% 5/25/31		81,626	83,689
Series 2002-90 A1 6.50% 6/25/42		23,872	24,799
Series 2002-90 A2 6.50% 11/25/42		102,950	106,572
Series 2003-122 AJ 4.50% 2/25/28		142,153	140,089
Series 2005-22 HE 5.00% 10/25/33		740,000	718,870
Series 2005-29 QD 5.00% 8/25/33		816,000	795,867
Series 2005-54 AK 4.50% 9/25/32		948,386	929,491
Series 2005-67 EY 5.50% 8/25/25		960,000	966,015
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,387,608
Series 2005-110 MB 5.50% 9/25/35		872,892	888,962
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		35,606	37,461
Series 2001-T8 A2 9.50% 7/25/41		18,456	20,150
Series 2002-T4 A3 7.50% 12/25/41		126,379	134,186
Series 2004-T1 1A2 6.50% 1/25/44		51,636	53,726
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		65,315	68,160
Series 2004-W11 1A2 6.50% 5/25/44		187,735	197,832
Series 2004-W15 1A1 6.00% 8/25/44		323,001	334,339
Freddie Mac
Series 1730 Z 7.00% 5/15/24		239,835	254,915
Series 2113 QE 6.00% 11/15/27		9,394	9,427
Series 2141 N 5.55% 11/15/27		57,417	57,447
Series 2165 PE 6.00% 6/15/29		1,193,301	1,229,200
Series 2326 ZQ 6.50% 6/15/31		431,745	458,010
Series 2497 BM 5.00% 2/15/22		347,189	348,332
Series 2552 KB 4.25% 6/15/27		109,581	109,271
Series 2557 WE 5.00% 1/15/18		732,415	734,782
Series 2612 LJ 4.00% 7/15/22		33,796	33,736
Series 2662 MA 4.50% 10/15/31		272,029	269,513
Series 2755 LE 4.00% 9/15/30		557,000	528,858
Series 2802 NE 5.00% 2/15/33		700,000	688,923
Series 2827 TE 5.00% 4/15/33		1,335,000	1,313,488
Series 2840 OE 5.00% 2/15/33		1,800,000	1,758,288
Series 2864 PE 5.00% 6/15/33		1,095,000	1,075,946
Series 2869 BG 5.00% 7/15/33		224,000	219,381
Series 2872 GC 5.00% 11/15/29		405,000	404,639
Series 2881 TE 5.00% 7/15/33		1,080,000	1,058,913
Series 2889 OG 5.00% 5/15/33		117,000	114,567
Series 2890 PC 5.00% 7/15/30		265,000	264,999
Series 2890 PD 5.00% 3/15/33		1,265,000	1,238,660
Series 2893 PD 5.00% 2/15/33		65,000	63,688
Series 2915 KD 5.00% 9/15/33		447,000	436,471
Series 2915 KP 5.00% 11/15/29		490,000	489,699
Series 2921 NE 5.00% 9/15/33		1,095,000	1,072,696
Series 2937 JG 5.00% 8/15/33		1,410,000	1,379,198
Series 2938 ND 5.00% 10/15/33		1,050,000	1,026,469
Series 2939 PD 5.00% 7/15/33		665,000	648,308
Series 2941 XD 5.00% 5/15/33		2,690,000	2,629,064
Series 2987 KG 5.00% 12/15/34		1,430,000	1,387,789
Series 3005 ED 5.00% 7/15/25		596,000	580,583
Series 3022 MB 5.00% 12/15/28		260,000	261,424
Series 3063 PC 5.00% 2/15/29		490,000	494,244

Series 3113 QA 5.00% 11/15/25	792,114	794,839
*Series 3128 BC 5.00% 10/15/27	2,250,000	2,260,872
Series 3131 MC 5.50% 4/15/33	445,000	450,625
Series 3145 LN 4.50% 10/15/34	1,532,142	1,511,315
Series 3154 PJ 5.50% 3/15/27	1,042,675	1,057,159
Series 3173 PE 6.00% 4/15/35	3,074,000	3,129,204
Series 3337 PB 5.50% 7/15/30	505,000	512,190
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	41,570	42,596
Series T-58 2A 6.50% 9/25/43	23,392	24,432
Total Agency Collateralized Mortgage Obligations (cost $40,241,433)		40,571,379

Agency Mortgage-Backed Securities – 12.17%
Fannie Mae
5.50% 1/1/13	290,806	292,720
5.50% 3/1/37	752,572	744,198
5.50% 7/1/37	2,056,381	2,033,500
6.50% 8/1/17	131,640	135,537
•Fannie Mae ARM
5.055% 8/1/35	377,320	370,914
5.968% 8/1/37	1,073,642	1,084,202
6.965% 10/1/33	220,758	224,156
Fannie Mae Relocation 15 yr 4.00% 9/1/20	687,896	660,236
Fannie Mae Relocation 30 yr
5.00% 11/1/33	44,642	43,916
5.00% 1/1/34	124,673	122,636
5.00% 2/1/34	69,788	68,654
5.00% 8/1/34	110,491	108,652
5.00% 11/1/34	226,050	222,286
5.00% 4/1/35	312,176	306,807
5.00% 10/1/35	247,135	242,884
5.00% 1/1/36	654,662	643,401
Fannie Mae S.F. 15 yr
4.50% 8/1/18	1,082,655	1,065,249
4.50% 6/1/19	2,059,411	2,026,302
4.50% 11/1/19	2,997,776	2,948,408
4.50% 6/1/20	2,839,180	2,792,424
4.50% 7/1/20	2,258,755	2,221,557
4.50% 8/1/20	2,834,721	2,789,148
Fannie Mae S.F. 15 yr TBA
4.50% 1/1/22	2,550,000	2,510,156
5.00% 1/1/22	3,545,000	3,548,878
5.50% 1/1/22	2,855,000	2,892,026
6.00% 1/1/22	2,690,000	2,752,626
Fannie Mae S.F. 20 yr
5.50% 7/1/24	962,450	967,736
5.50% 10/1/24	312,696	314,414
5.50% 12/1/24	966,400	971,707
Fannie Mae S.F. 30 yr
4.50% 8/1/33	518,705	491,482
4.50% 10/1/33	2,181,760	2,067,253
5.00% 10/1/33	347,037	339,126
5.00% 11/1/33	4,474,930	4,372,921
5.00% 2/1/34	304,721	297,775
5.00% 5/1/34	258,682	252,685
5.50% 3/1/29	203,322	204,073
5.50% 4/1/29	98,694	99,059
5.50% 12/1/32	633,585	634,713
*5.50% 7/1/33	1,537,922	1,539,062
5.50% 12/1/33	217,018	217,178
*5.50% 4/1/34	2,105,576	2,107,137
5.50% 5/1/34	1,043,216	1,043,990
5.50% 6/1/34	1,189,147	1,189,213
5.50% 7/1/34	2,002,642	2,002,752
*5.50% 12/1/34	1,758,927	1,759,024
*5.50% 2/1/35	4,236,682	4,239,822
5.50% 9/1/36	2,812,861	2,813,016
*5.50% 7/1/37	10,056,574	10,045,242
5.50% 12/1/37	1,409,859	1,408,270
6.00% 9/1/36	1,039,786	1,056,104

6.00% 12/1/36	4,485,445	4,555,839
*6.00% 7/1/37	1,976,052	2,006,796
6.50% 11/1/33	41,141	42,481
6.50% 2/1/36	968,359	996,072
6.50% 3/1/36	1,582,396	1,626,770
6.50% 6/1/36	2,264,892	2,328,404
6.50% 8/1/36	1,340,454	1,378,044
*6.50% 11/1/36	1,301,185	1,337,673
6.50% 2/1/37	781,225	803,132
6.50% 4/1/37	1,484,696	1,526,172
6.50% 8/1/37	2,200,000	2,261,458
6.50% 10/1/37	1,687,121	1,734,252
6.50% 11/1/37	1,619,040	1,664,268
7.50% 3/1/32	2,391	2,545
7.50% 4/1/32	9,137	9,726
7.50% 6/1/32	8,070	8,591
Freddie Mac 7.00% 1/1/08	205	205
•Freddie Mac ARM
4.972% 12/1/33	276,861	281,507
5.683% 7/1/36	421,317	426,963
5.866% 5/1/37	2,368,126	2,407,568
6.335% 4/1/34	20,916	21,134
6.336% 2/1/37	1,400,646	1,443,114
Freddie Mac Relocation 30 yr 5.00% 9/1/33	5,722	5,643
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,365,805	1,342,450
5.00% 6/1/18	411,003	412,012
Freddie Mac S.F. 20 yr
5.50% 10/1/23	815,320	819,680
5.50% 8/1/24	206,605	207,564
Freddie Mac S.F. 30 yr
5.00% 4/1/35	750,715	733,593
6.00% 6/1/37	819,999	832,329
6.50% 11/1/33	94,894	97,981
6.50% 1/1/35	528,152	546,020
6.50% 5/1/37	78,942	81,147
Freddie Mac S.F. 30 yr TBA 5.00% 1/1/36	8,420,000	8,214,764
*GNMA I S.F. 30 yr 7.00% 12/15/34	873,785	928,942
GNMA II 6.00% 4/20/34	77,775	79,323
GNMA S.F. 30 yr TBA
5.50% 1/1/38	965,000	972,087
6.00% 1/1/38	965,000	987,919
Total Agency Mortgage-Backed Securities (cost $114,841,649)		116,409,395

Agency Obligations – 5.10%
*Fannie Mae
4.375% 3/15/13	1,300,000	1,324,740
4.625% 10/15/13	2,350,000	2,422,122
4.75% 11/19/12	5,700,000	5,905,136
4.875% 5/18/12	2,400,000	2,496,110
5.00% 9/15/08	900,000	906,656
Federal Farm Credit Bank 5.125% 8/25/16	485,000	508,177
Federal Home Loan Bank System
3.75% 1/8/10	4,700,000	4,719,167
*4.25% 11/20/09	1,255,000	1,270,823
4.50% 10/9/09	1,690,000	1,716,815
4.875% 11/27/13	3,200,000	3,338,125
5.375% 8/19/11	1,990,000	2,101,466
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	465,000	399,861
CPN 4.797% 5/2/12	85,000	73,129
CPN 4.901% 10/6/12	385,000	322,695
CPN 4.948% 10/6/14	465,000	351,832
CPN 5.101% 10/6/11	113,000	98,817
CPN 5.175% 3/26/12	120,000	103,162
CPN 5.213% 10/6/15	160,000	114,424
CPN 1 5.162% 5/11/12	270,000	232,337
CPN 1 5.283% 5/11/15	330,000	240,962
CPN 1 5.407% 11/11/17	560,000	356,600
CPN 4 5.213% 10/6/15	160,000	114,424

CPN 5 5.065% 8/8/11	39,000	34,375
CPN 12 5.10% 12/6/11	500,000	433,765
CPN 13 5.161% 12/27/12	135,000	111,905
CPN 13 5.208% 6/27/13	320,000	258,867
CPN 13 5.366% 12/27/16	287,000	191,795
CPN 15 4.903% 9/7/13	610,000	489,568
CPN 15 5.304% 3/7/16	565,000	394,143
CPN A 5.098% 8/8/15	122,000	88,153
CPN A 5.099% 2/8/15	122,000	90,409
CPN D 5.109% 9/26/11	492,000	430,811
CPN D 5.119% 9/26/10	500,000	455,594
Freddie Mac
4.125% 12/21/12	3,000,000	3,024,504
*4.50% 7/15/13	1,500,000	1,537,382
*4.625% 10/25/12	4,500,000	4,638,731
*4.75% 1/19/16	100,000	103,335
*5.40% 2/2/12	1,480,000	1,501,978
5.45% 9/2/11	1,480,000	1,495,561
5.50% 7/18/16	2,285,000	2,464,043
^Residual Funding Principal Strip 5.175% 10/15/19	3,300,000	1,920,161
Total Agency Obligations (cost $47,143,498)		48,782,660

Commercial Mortgage-Backed Securities – 7.47%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.494% 6/10/39	655,000	673,788
•Series 2005-6 AM 5.353% 9/10/47	255,000	248,007
•Series 2006-3 A4 5.889% 7/10/44	850,000	883,163
Series 2006-4 A4 5.634% 7/10/46	995,000	1,015,984
Series 2007-1 A2 5.381% 1/15/49	1,150,000	1,155,072
Series 2007-2 A2 5.634% 4/10/49	3,710,000	3,762,593
•Series 2007-2 AM 5.877% 4/10/49	2,340,000	2,340,906
•Series 2007-3 A2 5.838% 6/10/49	2,150,000	2,187,905
Series 2007-3 H 5.84% 6/10/49	625,000	397,608
•Series 2007-4 AM 6.003% 5/10/51	435,000	439,401
•Series 2007-4 ASB 5.706% 2/10/51	1,575,000	1,622,507
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	420,000	426,295
Series 2007-PW15 AAB 5.315% 2/11/44	1,775,000	1,771,659
•Series 2007-PW16 A2 5.85% 6/11/40	2,900,000	2,952,714
•Series 2007-PW16 A4 5.902% 6/11/40	1,845,000	1,898,479
•Series 2007-PW16 AAB 5.902% 6/11/40	2,075,000	2,124,103
•Series 2007-T28 A4 5.742% 9/11/42	710,000	727,327
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 A2B 5.205% 12/11/49	1,860,000	1,857,912
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	264,253	275,020
Series 2006-C7 A2 5.69% 6/10/46	260,000	264,037
Credit Suisse Mortgage Capital Certificates
•Series 2006-C1 AAB 5.681% 2/15/39	140,000	142,010
Series 2006-C5 AAB 5.308% 12/15/39	1,610,000	1,607,780
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	171,203
Series 2006-1A B 5.362% 11/15/36	375,000	368,213
CW Capital Cobalt
Series 2006-C1 AAB 5.223% 8/15/48	925,000	918,458
Series 2007-C2 AAB 5.416% 4/15/47	1,850,000	1,853,819
Deutsche Mortgage & Asset Receiving Series 1998-C1 D 7.231% 6/15/31	1,807,000	1,806,888
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	50,552	50,514
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	342,209
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,845,182
•Series 2007-C1 AJ 5.677% 12/10/49	1,690,000	1,611,404
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A2 5.479% 11/10/39	1,930,000	1,949,078
Series 2006-GG8 A4 5.56% 11/10/39	1,320,000	1,340,585
•#Series 2006-RR2 A1 144A 5.82% 6/23/46	350,000	313,324
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	1,015,000	865,785
•Series 2007-GG10 AAB 5.993% 8/10/45	2,890,000	2,964,316
•#Series 2007-GG10 J 144A 5.993% 8/10/45	1,956,000	1,245,998

Greenwich Capital Commercial Funding
•Series 2006-GG7 AAB 6.109% 7/10/38	1,675,000	1,734,654
Series 2007-GG9 A4 5.444% 3/10/39	1,395,000	1,403,236
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	720,000	734,427
Series 2002-C2 A2 5.05% 12/12/34	665,000	670,440
Series 2003-C1 A2 4.985% 1/12/37	130,000	130,437
•Series 2005-LDP5 A4 5.345% 12/15/44	1,005,000	1,000,811
Series 2006-LDP9 A2 5.134% 5/15/47	1,110,000	1,087,245
•#Series 2006-RR1A A1 144A 5.575% 10/18/52	870,000	755,952
•Series 2007-LD11 A2 5.992% 6/15/49	2,560,000	2,616,594
•Series 2007-LD11 ASB 6.007% 6/15/49	2,960,000	3,044,586
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	245,000	259,738
•Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-7 ASB 5.745% 6/12/50	975,000	994,999
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	140,000	140,448
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	331,266
Series 2007-T27 A4 5.803% 6/11/42	620,000	636,148
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.561% 2/15/33	100,000	102,071
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	73,334	74,801
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	26,771	26,338
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	195,000	191,276
Series 2006-1 B 5.588% 2/15/36	160,000	158,787
Series 2006-1 C 5.707% 2/15/36	250,000	249,908
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	555,000	559,937
Series 2007-C30 A3 5.246% 12/15/43	595,000	593,929
•Series 2007-C30 AJ 5.413% 12/15/43	1,850,000	1,731,200
Series 2007-C31A A2 5.421% 4/15/47	1,880,000	1,888,347
•Series 2007-C32 A2 5.924% 6/15/49	1,960,000	1,995,973
•#Series 2007-C32 J 144A 5.929% 6/15/49	1,370,000	864,179
Total Commercial Mortgage-Backed Securities (cost $72,049,183)		71,398,973

Convertible Bonds – 0.32%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	1,040,000	744,900
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23	775,000	774,031
Health Management Association 1.50% 8/1/23 exercise price $13.93, expiration date 8/1/23	105,000	103,425
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	115,000	0
*•U.S. Bancorp 3.176% 9/20/36 exercise price $38.28, expiration date 9/20/36	650,000	649,415
*•Wyeth 4.886% 1/15/24 exercise price $60.09, expiration date 1/15/24	715,000	757,929
Total Convertible Bonds (cost $3,138,762)		3,029,700

Corporate Bonds – 21.76%
Banking – 3.51%
American Express Centurion Bank 5.55% 10/17/12	3,524,000	3,589,623
•BAC Capital Trust XV 5.924% 6/1/56	820,000	685,695
•#Banco Mercantil 144A 6.862% 10/13/21	1,320,000	1,305,348
Bank of New York Mellon 4.95% 11/1/12	445,000	445,468
•Capital One FSB 5.211% 3/13/09	595,000	586,241
Deutsche Bank 5.00% 10/12/10	2,125,000	2,167,839
^Dresdner Bank 4.66% 1/24/08	2,953,000	3,144,944
#Dresdner Funding Trust I 144A 8.151% 6/30/31	760,000	777,186
*#HBOS Treasury Services 144A 5.25% 2/21/17	1,000,000	1,021,067
HSBC Holdings
6.50% 9/15/37	305,000	296,567
7.35% 11/27/32	900,000	953,880
#ICICI Bank 144A 5.75% 1/12/12	845,000	813,525
JPMorgan Chase
5.75% 1/2/13	815,000	831,425
•#144A 9.60% 11/14/10	300,000	288,296
JPMorgan Chase Capital XXV 6.80% 10/1/37	1,284,000	1,238,365
•MUFG Capital Finance 1 6.346% 7/29/49	1,405,000	1,332,869
#Northern Rock 144A
5.625% 6/22/17	545,000	553,620
•6.594% 6/29/49	515,000	319,786
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	500,000	439,970
Popular North America
4.25% 4/1/08	320,000	319,335
•5.643% 4/6/09	320,000	321,160
Popular North America Capital Trust I 6.564% 9/15/34	225,000	201,128
•#Resona Bank 144A 5.85% 9/29/49	1,330,000	1,238,414

•Royal Bank of Scotland Group
7.64% 3/31/49		700,000	720,896
#144A 6.99% 4/5/08		730,000	729,076
Silicon Valley Bank 5.70% 6/1/12		510,000	512,432
U.S. Bank North America 4.80% 4/15/15		370,000	355,826
•USB Capital IX 6.189% 4/15/49		525,000	475,472
Wachovia Bank
*6.00% 11/15/17		750,000	756,406
6.60% 1/15/38		1,185,000	1,194,841
•Wachovia Capital Trust III 5.80% 8/29/49		2,870,000	2,566,290
Wells Fargo
*5.25% 10/23/12		770,000	783,631
5.625% 12/11/17		425,000	426,062
WM Covered Bond Program 3.875% 9/27/11	EUR	1,115,000	1,551,531
•#Woori Bank 144A 6.208% 5/2/37	USD	700,000	608,601
			33,552,815
Basic Industry – 0.98%
AK Steel 7.75% 6/15/12		150,000	151,500
#Alto Parana 144A 6.375% 6/9/17		485,000	485,243
Celulosa Arauco
5.125% 7/9/13		585,000	572,536
5.625% 4/20/15		510,000	498,813
duPont (E.I.) deNemours 5.00% 1/15/13		1,975,000	1,989,646
Foundation Pennsylvania Coal 7.25% 8/1/14		280,000	277,900
Georgia-Pacific
7.70% 6/15/15		265,000	262,350
8.875% 5/15/31		25,000	24,250
9.50% 12/1/11		315,000	332,325
*#Ineos Group Holdings 144A 8.50% 2/15/16		115,000	102,925
Lubrizol 4.625% 10/1/09		515,000	517,405
*#MacDermid 144A 9.50% 4/15/17		310,000	292,950
Massey Energy
6.625% 11/15/10		75,000	73,688
6.875% 12/15/13		140,000	132,650
#NewPage 144A 10.00% 5/1/12		120,000	121,200
#Norske Skogindustrier 144A 7.125% 10/15/33		395,000	332,583
‡Port Townsend 0.00% 8/15/12		141,600	141,600
Potlatch 13.00% 12/1/09		350,000	397,188
Rohm & Haas 5.60% 3/15/13		621,000	646,006
•#Ryerson 144A 12.574% 11/1/14		110,000	106,150
Smurfit-Stone Container Enterprises 8.00% 3/15/17		175,000	169,969
#Steel Dynamics 144A
6.75% 4/1/15		125,000	121,250
7.375% 11/1/12		55,000	55,550
#Stora Enso 144A 7.25% 4/15/36		435,000	435,608
Vale Overseas 6.875% 11/21/36		1,001,000	1,017,627
Witco 6.875% 2/1/26		110,000	89,100
			9,348,012
Brokerage – 0.37%
AMVESCAP 4.50% 12/15/09		365,000	360,318
•Bear Stearns 5.494% 7/16/09		500,000	481,137
Goldman Sachs Group 6.75% 10/1/37		1,582,000	1,554,907
Jefferies Group 6.45% 6/8/27		565,000	526,291
LaBranche
9.50% 5/15/09		200,000	200,250
11.00% 5/15/12		215,000	211,506
Lazard Group 6.85% 6/15/17		160,000	158,298
			3,492,707
Capital Goods – 0.72%
Allied Waste North America
7.375% 4/15/14		140,000	140,350
*7.875% 4/15/13		190,000	195,225
*Berry Plastics Holding 8.875% 9/15/14		105,000	100,275
CPG International I 10.50% 7/1/13		165,000	156,750
General Electric 5.25% 12/6/17		1,985,000	1,984,558
Graham Packaging 9.875% 10/15/14		115,000	106,375
Graphic Packaging International 8.50% 8/15/11		105,000	104,475
*Greenbrier 8.375% 5/15/15		50,000	48,000
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17		220,000	219,450
Hexion US Finance 9.75% 11/15/14		230,000	249,550

Interface 10.375% 2/1/10		195,000	205,238
Intertape Polymer 8.50% 8/1/14		200,000	183,750
KB Home 8.625% 12/15/08		105,000	103,425
Koppers Industries 9.875% 10/15/13		95,000	100,463
L-3 Communications 7.625% 6/15/12		400,000	411,500
•Masco 5.433% 3/12/10		240,000	231,945
•NXP BV/NXP Funding 7.993% 10/15/13		100,000	92,375
Owens Brockway Glass Container 6.75% 12/1/14		225,000	225,000
#Penhall International 144A 12.00% 8/1/14		95,000	88,825
Rental Services 9.50% 12/1/14		175,000	157,500
#Siemens Finance 144A 6.125% 8/17/26		255,000	253,245
*#SPX 144A 7.625% 12/15/14		70,000	71,488
Textron 6.50% 6/1/12		325,000	345,142
#Tyco Electronics Group 144A 7.125% 10/1/37		1,054,000	1,113,122
			6,888,026
Communications – 2.29%
America Movil 6.375% 3/1/35		185,000	183,857
American Tower
7.125% 10/15/12		300,000	309,750
#144A 7.00% 10/15/17		75,000	75,750
AT&T
5.10% 9/15/14		120,000	118,925
6.30% 1/15/38		995,000	1,014,341
AT&T Wireless 8.125% 5/1/12		1,295,000	1,441,258
British Telecommunications 5.15% 1/15/13		1,100,000	1,097,619
Broadview Network 11.375% 9/1/12		100,000	104,750
*CCH I Holdings 13.50% 1/15/14		290,000	209,163
•Centennial Communications 10.981% 1/1/13		270,000	277,425
Charter Communications Holdings 13.50% 1/15/11		305,000	253,150
Citizens Communications 7.125% 3/15/19		310,000	296,050
Comcast
•5.543% 7/14/09		400,000	398,690
6.30% 11/15/17		1,375,000	1,429,217
Comcast Cable Holdings
9.875% 6/15/22		290,000	393,946
10.125% 4/15/22		329,000	437,153
Cricket Communications 9.375% 11/1/14		230,000	216,775
Dex Media West 9.875% 8/15/13		300,000	312,750
#Digicel 144A 9.25% 9/1/12		180,000	184,284
Donnelley (RH)
*8.875% 1/15/16		155,000	145,700
#144A 8.875% 10/15/17		185,000	172,050
Grupo Televisa 8.49% 5/11/37	MXN	8,800,000	762,906
•#Hellas Telecommunications Luxembourg II 144A 10.993% 1/15/15	USD	190,000	180,025
Hughes Network Systems/Finance 9.50% 4/15/14		205,000	208,588
Idearc 8.00% 11/15/16		445,000	410,513
Intelsat 11.25% 6/15/16		190,000	197,125
#Lamar Media 144A 6.625% 8/15/15		75,000	73,313
#LBI Media 144A 8.50% 8/1/17		150,000	145,313
Level 3 Financing 9.25% 11/1/14		504,000	458,640
Lucent Technologies 6.45% 3/15/29		204,000	169,575
MetroPCS Wireless 9.25% 11/1/14		495,000	467,775
Nextel Communications 7.375% 8/1/15		1,079,000	1,063,223
•#Nortel Networks 144A 9.493% 7/15/11		230,000	225,400
NTL Cable 9.125% 8/15/16		140,000	139,300
#Quebecor World 144A 7.75% 3/15/16		225,000	217,125
Qwest
7.50% 10/1/14		558,000	569,160
7.625% 6/15/15		937,000	958,083
Qwest Capital Funding 7.25% 2/15/11		215,000	212,850
Rural Cellular
9.875% 2/1/10		375,000	390,938
•10.661% 11/1/12		75,000	76,875
•Sprint Nextel 5.243% 6/28/10		350,000	336,510
TCI Communications 8.75% 8/1/15		432,000	503,219
Telecom Italia Capital 4.00% 1/15/10		755,000	739,828
Telefonica Emisiones 5.984% 6/20/11		325,000	334,583
THOMSON 5.70% 10/1/14		820,000	824,517
Time Warner Cable 5.40% 7/2/12		1,170,000	1,173,508
Time Warner Telecom Holdings 9.25% 2/15/14		165,000	169,538

Triton PCS 8.50% 6/1/13		645,000	670,800
*#Univision Communications PIK 144A 9.75% 3/15/15		110,000	100,788
Viacom
6.125% 10/5/17		465,000	465,825
6.75% 10/5/37		395,000	393,087
Windstream 8.125% 8/1/13		195,000	202,800
			21,914,333
Consumer Cyclical – 1.74%
*#Allison Transmission 144A 11.00% 11/1/15		120,000	109,800
*Carrols 9.00% 1/15/13		100,000	91,500
Corrections Corporation of America 7.50% 5/1/11		123,000	125,153
CVS Caremark
4.875% 9/15/14		240,000	232,124
5.75% 6/1/17		654,000	659,396
*6.25% 6/1/27		664,000	667,297
•6.302% 6/1/37		1,897,000	1,835,259
•DaimlerChrysler Holding 5.328% 8/3/09		710,000	705,433
Ford Motor
7.45% 7/16/31		275,000	205,563
7.70% 5/15/97		220,000	151,800
Ford Motor Credit
5.75% 1/12/09	EUR	520,000	733,736
7.375% 10/28/09	USD	80,000	75,331
•7.993% 1/13/12		125,000	105,083
8.00% 12/15/16		255,000	216,925
9.75% 9/15/10		495,000	472,601
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		205,000	217,300
Gaylord Entertainment 8.00% 11/15/13		375,000	375,000
*General Motors 8.375% 7/15/33		855,000	692,550
Global Cash Access 8.75% 3/15/12		130,000	122,850
GMAC
4.75% 9/14/09	EUR	517,000	671,459
5.375% 6/6/11	EUR	365,000	441,373
•6.119% 5/15/09	USD	1,805,000	1,681,797
6.875% 9/15/11		75,000	64,212
6.875% 8/28/12		45,000	37,744
Lear 8.75% 12/1/16		330,000	301,950
Majestic Star Casino 9.50% 10/15/10		410,000	389,500
Mandalay Resort Group
9.375% 2/15/10		100,000	104,000
9.50% 8/1/08		250,000	256,250
McDonald's 6.30% 10/15/37		650,000	676,380
MGM MIRAGE 7.625% 1/15/17		65,000	64,513
Neiman Marcus Group PIK 9.00% 10/15/15		300,000	310,875
Penney (J.C.) 7.375% 8/15/08		200,000	202,354
PepsiCo 4.65% 2/15/13		700,000	705,496
#Pokagon Gaming Authority 144A 10.375% 6/15/14		375,000	405,000
Station Casinos
6.00% 4/1/12		45,000	40,275
6.625% 3/15/18		235,000	162,150
#Tenneco 144A 8.125% 11/15/15		125,000	124,375
Toyota Motor Credit 1.30% 3/16/12	JPY	20,000,000	181,265
#TRW Automotive 144A 7.00% 3/15/14	USD	100,000	92,500
Viacom
5.75% 4/30/11		880,000	891,737
•5.341% 6/16/09		260,000	256,980
Wal-Mart Stores 5.875% 4/5/27		829,000	817,638
			16,674,524
Consumer Non-Cyclical – 1.77%
Abbott Laboratories
5.15% 11/30/12		755,000	772,477
5.60% 11/30/17		1,210,000	1,245,535
ACCO Brands 7.625% 8/15/15		100,000	89,750
#AmBev International Finance 144A 9.50% 7/24/17	BRL	831,000	396,826
#Amgen 144A
5.85% 6/1/17	USD	404,000	410,842
6.375% 6/1/37		625,000	635,833
Anheuser Busch 5.50% 1/15/18		625,000	639,274
Aramark 8.50% 2/1/15		545,000	554,538
AstraZeneca 5.90% 9/15/17		1,240,000	1,304,475

#Cerveceria Nacional Dominicana 144A 8.00% 3/27/14	245,000	249,288
Chiquita Brands International 8.875% 12/1/15	120,000	109,200
Clorox 5.45% 10/15/12	350,000	353,259
*Constellation Brands 8.125% 1/15/12	220,000	221,650
Cott Beverages 8.00% 12/15/11	120,000	112,200
#Covidien International Finance 144A
6.00% 10/15/17	254,000	263,308
6.55% 10/15/37	500,000	521,002
CRC Health 10.75% 2/1/16	460,000	473,800
Del Monte
6.75% 2/15/15	60,000	57,000
8.625% 12/15/12	45,000	45,563
Diageo Capital
5.20% 1/30/13	101,000	101,573
5.75% 10/23/17	505,000	508,812
HCA 9.25% 11/15/16	320,000	336,800
HCA PIK 9.625% 11/15/16	290,000	307,400
Jarden 7.50% 5/1/17	220,000	190,300
Kellogg 5.125% 12/3/12	455,000	459,304
Kraft Foods
4.125% 11/12/09	10,000	9,918
6.125% 2/1/18	1,100,000	1,110,478
#Miller Brewing 144A 5.50% 8/15/13	1,096,000	1,111,904
National Beef Packing 10.50% 8/1/11	160,000	152,800
Omnicare 6.875% 12/15/15	180,000	168,300
Pilgrim's Pride 8.375% 5/1/17	416,000	409,760
Quest Diagnostic 6.95% 7/1/37	461,000	489,018
Safeway 6.35% 8/15/17	350,000	365,449
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20	125,000	129,023
#Tesco 144A 6.15% 11/15/37	1,100,000	1,078,249
Universal Hospital PIK 8.50% 6/1/15	200,000	203,000
Wyeth 5.50% 2/1/14	1,355,000	1,377,989
		16,965,897
Electric – 2.78%
AES
7.75% 3/1/14	145,000	146,813
#144A 8.00% 10/15/17	125,000	128,438
Arizona Public Service
5.50% 9/1/35	1,035,000	886,728
6.50% 3/1/12	592,000	616,492
*Baltimore Gas & Electric 6.35% 10/1/36	600,000	597,020
‡#Calpine 144A 8.496% 7/15/09	146,625	155,423
Commonwealth Edison
6.15% 3/15/12	810,000	839,409
6.15% 9/15/17	490,000	505,872
6.95% 7/15/18	83,000	84,349
•Dominion Resources
6.30% 9/30/66	810,000	788,314
7.50% 6/30/66	1,460,000	1,445,681
Duquense Light Holdings 5.50% 8/15/15	825,000	794,710
#EDP Finance BV 144A 5.375% 11/2/12	1,645,000	1,648,399
Elwood Energy 8.159% 7/5/26	286,698	288,036
#Enel Finance International 144A 6.80% 9/15/37	925,000	932,317
Energy East 6.75% 7/15/36	1,035,000	1,049,853
Entergy Gulf States 5.12% 8/1/10	865,000	856,490
Entergy Mississippi 5.92% 2/1/16	310,000	309,364
#FPL Energy National Wind 144A 5.608% 3/10/24	416,842	418,064
•FPL Group Capital
6.65% 6/15/67	1,080,000	1,041,946
7.30% 9/1/67	345,000	353,127
#Illinois Power 144A 6.125% 11/15/17	380,000	384,620
ISA Capital do Brasil
*7.875% 1/30/12	145,000	148,263
#ISA Capital do Brasil 144A
*7.875% 1/30/12	690,000	705,525
144A 8.80% 1/30/17	295,000	304,588
Midamerican Energy Holdings 5.95% 5/15/37	830,000	807,822
Midamerican Funding 6.75% 3/1/11	10,000	10,656
Midwest Generation 8.30% 7/2/09	130,653	132,613
Mirant Americas Generation 8.30% 5/1/11	245,000	246,838

Mirant North America 7.375% 12/31/13	195,000	196,463
#New York State Electric & Gas 144A 6.15% 12/15/17	1,180,000	1,183,514
NRG Energy 7.375% 2/1/16	915,000	894,413
Orion Power Holdings 12.00% 5/1/10	300,000	328,500
Pacific Gas & Electric 5.625% 11/30/17	430,000	432,114
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	628,610
Pepco Holdings 6.125% 6/1/17	345,000	351,543
Potomac Electric Power 6.50% 11/15/37	50,000	50,744
#Power Contract Financing 144A 6.256% 2/1/10	144,081	147,212
•PPL Capital Funding 6.70% 3/30/67	1,555,000	1,433,137
PSEG Power 5.50% 12/1/15	345,000	338,296
Puget Sound Energy 7.69% 2/1/11	250,000	272,193
Southwestern Electric Power 5.875% 3/1/18	600,000	593,000
#TXU Australia 144A 6.15% 11/15/13	375,000	383,112
Virginia Electric Power 5.10% 11/30/12	870,000	874,679
#West Penn Power 144A 5.95% 12/15/17	235,000	236,586
Westar Energy 5.95% 1/1/35	472,000	442,744
•WPS Resources 6.11% 12/1/66	1,225,000	1,129,961
		26,544,591
Energy – 1.33%
Apache 5.25% 4/15/13	245,000	251,058
Canadian Natural Resources 6.50% 2/15/37	630,000	633,478
Chesapeake Energy
6.375% 6/15/15	50,000	48,625
6.625% 1/15/16	280,000	275,100
Compton Petroleum Finance 7.625% 12/1/13	360,000	336,600
Devon Energy 7.95% 4/15/32	90,000	110,474
EnCana 5.90% 12/1/17	465,000	476,572
Energy Partners 9.75% 4/15/14	200,000	190,000
Enterprise Products Operating 5.60% 10/15/14	485,000	484,703
Geophysique-Veritas
7.50% 5/15/15	35,000	35,613
7.75% 5/15/17	160,000	162,400
*#Helix Energy Solutions 144A 9.50% 1/15/16	90,000	92,025
#Hilcorp Energy I 144A
7.75% 11/1/15	85,000	83,938
*9.00% 6/1/16	195,000	202,800
Husky Energy 6.80% 9/15/37	295,000	311,089
#Key Energy Services 144A 8.375% 12/1/14	125,000	128,438
#Lukoil International Finance 144A 6.356% 6/7/17	380,000	360,696
Mariner Energy 8.00% 5/15/17	200,000	191,250
#OPTI Canada 144A
7.875% 12/15/14	105,000	103,163
8.25% 12/15/14	45,000	44,775
Petrobras International Finance 5.875% 3/1/18	740,000	739,630
PetroHawk Energy 9.125% 7/15/13	270,000	285,525
Plains Exploration & Production 7.00% 3/15/17	220,000	211,475
#Stallion Oilfield Services 144A 9.75% 2/1/15	150,000	138,750
Suncor Energy 6.50% 6/15/38	405,000	434,522
#TNK-BP Finance 144A
7.50% 3/13/13	550,000	551,375
7.875% 3/13/18	495,000	491,288
TransCanada Pipelines
6.20% 10/15/37	600,000	597,747
•6.35% 5/15/67	1,380,000	1,295,669
Whiting Petroleum 7.25% 5/1/13	320,000	316,800
Williams 7.50% 1/15/31	410,000	442,800
•Wisconsin Energy 6.25% 5/15/67	1,625,000	1,509,588
XTO Energy
6.25% 8/1/17	255,000	268,008
6.75% 8/1/37	840,000	904,005
		12,709,979
Finance Companies – 2.58%
•American Express 6.80% 9/1/66	725,000	736,318
American General Finance
4.875% 7/15/12	375,000	363,336
5.625% 8/17/11	900,000	909,074
6.90% 12/15/17	2,000,000	2,005,566
#Capmark Financial Group 144A 6.30% 5/10/17	447,000	333,761
Cardtronics 9.25% 8/15/13	125,000	122,500
FTI Consulting 7.625% 6/15/13	425,000	437,750

General Electric Capital
5.00% 4/10/12		1,087,000	1,101,436
5.125% 1/28/14	SEK	3,500,000	537,716
5.625% 9/15/17	USD	590,000	606,453
•5.81% 2/2/11	NOK	3,500,000	637,132
General Electric Capital UK Funding 4.625% 1/18/16	GBP	246,000	454,408
w•#Glen Meadow Pass Through Trust 144A 6.505% 2/12/67	USD	940,000	898,057
•Goldman Sachs Capital II 5.793% 12/29/49		5,465,000	4,870,195
#GTL Trade Finance 144A 7.25% 10/20/17		516,000	524,629
•HSBC Financial 4.919% 4/24/10	CAD	303,000	299,719
IBM International Group Capital 5.05% 10/22/12	USD	1,100,000	1,121,739
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		405,000	387,654
International Lease Finance
5.35% 3/1/12		475,000	475,750
5.875% 5/1/13		280,000	284,959
Leucadia National 8.125% 9/15/15		215,000	216,075
w•#Mangrove Bay Pass Through Trust 144A 6.102% 7/15/33		835,000	752,041
#Nuveen Investments 144A 10.50% 11/15/15		205,000	205,256
SLM 5.375% 1/15/13		1,653,000	1,480,263
•#SMFG Preferred Capital I 144A 6.078% 12/29/49		1,670,000	1,546,787
Washington Mutual
*5.25% 9/15/17		355,000	296,613
5.50% 8/24/11		365,000	325,827
•#Washington Mutual Preferred Funding 144A 9.75% 10/29/49		500,000	400,585
#Xstrata Finance 144A
•5.229% 11/13/09		280,000	279,308
*6.90% 11/15/37		1,125,000	1,122,468
•#ZFS Finance USA 144A 6.50% 5/9/37		1,000,000	924,756
			24,658,131
Industrial – 0.03%
American Railcar 7.50% 3/1/14		65,000	61,750
Trimas 9.875% 6/15/12		270,000	264,600
			326,350
Insurance – 2.02%
21st Century Insurance 5.90% 12/15/13		275,000	290,551
American International Group 5.85% 1/16/18		1,820,000	1,835,368
•#AXA 144A 6.379% 12/14/49		895,000	773,636
Berkshire Hathaway Finance 4.85% 1/15/15		415,000	416,228
•Everest Reinsurance Holdings 6.60% 5/15/37		860,000	762,976
#Farmers Insurance Exchange 144A 8.625% 5/1/24		610,000	680,841
FBL Financial Group 5.875% 3/15/17		720,000	716,383
#Max USA Holdings 144A 7.20% 4/14/17		300,000	303,286
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		450,000	450,444
Montpelier Re Holdings 6.125% 8/15/13		155,000	150,285
#NLV Financial 144A 6.50% 3/15/35		385,000	356,118
•#Oil Insurance 144A 7.558% 12/29/49		2,295,000	2,345,783
•PartnerRe Finance II 6.44% 12/1/66		1,148,000	1,011,408
Prudential Financial 6.625% 12/1/37		660,000	667,715
•#Symetra Financial 144A 8.30% 10/15/37		515,000	507,840
#TIAA Global Markets 144A 5.125% 10/10/12		885,000	902,997
Transatlantic Holdings 5.75% 12/14/15		1,154,000	1,200,955
•Travelers 6.25% 3/15/37		220,000	206,665
w•#Twin Reefs Pass Through Trust 144A 6.243% 12/31/49		400,000	260,828
#UnitedHealth Group 144A
5.50% 11/15/12		890,000	904,157
6.00% 11/15/17		1,185,000	1,202,974
Unitrin 6.00% 5/15/17		555,000	531,688
WellPoint
5.00% 1/15/11		645,000	646,380
5.00% 12/15/14		518,000	496,913
•#White Mountains Re Group 144A 7.506% 5/29/49		450,000	403,787
•XL Capital 6.50% 12/31/49		1,492,000	1,306,719
			19,332,925
Natural Gas – 0.52%
AmeriGas Partners 7.125% 5/20/16		210,000	204,750
CenterPoint Energy Resource 6.125% 11/1/17		260,000	265,085
Dynergy Holdings 7.75% 6/1/19		460,000	426,650
El Paso
*6.875% 6/15/14		165,000	167,017
7.00% 6/15/17		155,000	155,936

#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		175,000	180,465
Enterprise Products Operating
7.50% 2/1/11		87,000	92,507
•8.375% 8/1/66		375,000	384,524
Ferrellgas Finance Escrow 6.75% 5/1/14		90,000	88,763
Inergy Finance
6.875% 12/15/14		90,000	87,975
8.25% 3/1/16		75,000	78,000
Kinder Morgan Energy Partners 5.125% 11/15/14		295,000	287,843
Kinder Morgan Finance 5.35% 1/5/11		50,000	49,670
Regency Energy Partners 8.375% 12/15/13		194,000	200,790
Transocean 6.00% 3/15/18		360,000	359,717
Valero Energy
6.125% 6/15/17		355,000	361,417
6.625% 6/15/37		1,255,000	1,267,974
Valero Logistics Operations 6.05% 3/15/13		350,000	358,162
			5,017,245
Real Estate – 0.23%
BF Saul REIT 7.50% 3/1/14		219,000	202,575
*Host Marriott 7.125% 11/1/13		315,000	318,938
iStar Financial
*5.15% 3/1/12		295,000	255,174
5.875% 3/15/16		495,000	404,701
Regency Centers 5.875% 6/15/17		350,000	338,822
United Dominion Realty Trust 3.90% 3/15/10		205,000	199,580
•#USB Realty 144A 6.091% 12/22/49		500,000	444,626
			2,164,416
Technology – 0.28%
Broadridge Financial Solutions 6.125% 6/1/17		860,000	851,422
Freescale Semiconductor 8.875% 12/15/14		140,000	125,650
International Business Machines 4.00% 11/11/11	EUR	400,000	566,448
Sungard Data Systems
9.125% 8/15/13	USD	150,000	153,375
10.25% 8/15/15		146,000	150,015
Xerox 5.50% 5/15/12		825,000	839,516
			2,686,426
Transportation – 0.61%
#Erac USA Finance 144A
5.80% 10/15/12		640,000	635,580
7.00% 10/15/37		2,747,000	2,502,228
Hertz 8.875% 1/1/14		410,000	417,688
Kansas City Southern de Mexico 9.375% 5/1/12		360,000	378,900
Kansas City Southern Railway 9.50% 10/1/08		175,000	179,375
‡Northwest Airlines 10.00% 2/1/09		65,000	2,438
Red Arrow International Leasing 8.375% 3/31/12	RUB	38,922,428	1,597,086
Seabulk International 9.50% 8/15/13	USD	90,000	95,625
			5,808,920
Total Corporate Bonds (cost $211,204,542)			208,085,297

Foreign Agencies – 0.77%Δ
Austria – 0.09%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	93,000,000	852,170
			852,170
Germany – 0.55%
KFW
1.75% 3/23/10	JPY	49,000,000	448,520
3.50% 7/4/21	EUR	1,035,000	1,337,436
4.125% 7/4/17	EUR	1,639,000	2,319,664
6.00% 7/15/09	NZD	1,011,000	747,160
Rentenbank 1.375% 4/25/13	JPY	48,000,000	435,858
			5,288,638
Mexico – 0.04%
#Pemex Project Funding Master Trust 144A 5.75% 3/1/18	USD	361,000	361,903
			361,903
Quatar – 0.09%
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		400,000	407,164
5.838% 9/30/27		500,000	473,349
			880,513
Total Foreign Agencies (cost $7,128,900)			7,383,224

Municipal Bonds – 1.37%
Aruba Airport Authority Series A 7.70% 1/1/13 (MBIA)	147,000	161,231
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	260,000	274,180
Buckeye Tobacco Settlement Financing Authority 5.875% 6/1/47	780,000	748,831
California State
5.00% 2/1/33	5,000	5,032
§5.00% 2/1/33-14	60,000	65,423
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	195,000	202,439
Delaware River Port Authority Series A 7.54% 1/1/13 (FSA)	805,000	910,222
Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (FGIC)	1,940,000	1,992,555
Escondido, California Revenue (Wastewater Capital Projects) Series B 5.75% 9/1/25 (MBIA)	565,000	571,334
Illinois State Taxable Pension 5.10% 6/1/33	120,000	115,820
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)	560,000	578,172
6.24% 9/1/23 (AMBAC)	640,000	674,765
Los Angeles, California Community Redevelopment Series D
5.60% 7/1/18 (MBIA)	80,000	80,846
6.02% 9/1/21 (MBIA)	950,000	984,599
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	355,000	370,038
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	100,000	98,125
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	125,000	131,170
Oregon State Taxable Pension 5.892% 6/1/27	65,000	68,548
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (FGIC)	105,000	106,824
San Diego, California Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)	645,000	659,042
South Texas Detention Complex Local Development Revenue 4.92% 2/1/14 (MBIA)	1,150,000	1,161,029
Stockton, California Pension Obligation Series B 5.675% 9/1/26 (FSA)	1,945,000	1,953,441
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	590,000	598,107
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	635,000	593,979
Total Municipal Bonds (cost $12,966,009)		13,105,752

Non-Agency Asset-Backed Securities – 3.04%
•Bank of America Credit Card Trust Series 2006-A10 A10 5.01% 2/15/12	7,005,000	6,974,831
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	620,000	624,620
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	553,403
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	200,000	203,012
Centex HE Series 2002-A AF6 5.54% 1/25/32	45,680	45,542
•Citibank Credit Card Issuance Trust
Series 2007-A6 A6 5.238% 7/12/12	8,000,000	7,947,804
Series 2007-A7 A7 5.30% 8/20/14	1,055,000	1,055,840
CNH Equipment Trust Series 2007-B A3A 5.40% 10/17/11	300,000	303,926
•Countrywide Asset-Backed Certificates
Series 2006-11 1AF6 6.15% 9/25/46	1,450,000	1,290,899
Series 2006-15 A6 5.826% 10/25/46	525,000	487,917
Series 2006-S7 A3 5.712% 11/25/35	995,000	861,004
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	31	6
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	910,000	908,850
#Drive Auto Receivables Trust Series 2005-2 A2 144A 4.12% 1/15/10	124,823	124,793
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	805,000	776,460
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	180,000	162,610
•HSI Asset Securitization Trust Series 2006-HE1 2A1 4.91% 10/25/36	1,101,190	1,050,838
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	200,000	200,942
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	259,484	235,887
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	44,279	43,224
Series 2005-1 A 5.745% 1/15/40	227,977	218,075
#Series 2006-1 A 144A 5.787% 10/15/40	147,243	140,387
•Morgan Stanley Asset-Backed Securities Capital I Series 2006-NC4 A2C 5.01% 6/25/36	2,825,000	2,435,081
Renaissance HE Loan Trust Series 2005-4 A2 5.399% 2/25/36	35,746	35,621
•Residential Asset Mortgage Products Series 2006-RS6 A1 4.93% 11/25/36	643,470	632,297
RSB Bondco Series 2007-A A2 5.72% 4/1/18	405,000	421,338
#Securitized Asset Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	146,509
•#SLM Student Loan Trust Series 2003-4 A5C 144A 5.151% 3/15/33	690,000	683,100
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	111,095	96,219
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	144,115	150,680
WFS Financial Owner Trust Series 2005-1 D 4.09% 8/17/12	239,359	238,657
Total Non-Agency Asset-Backed Securities (cost $30,153,603)		29,050,372

Non-Agency Collateralized Mortgage Obligations – 17.95%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11 5.416% 1/25/36	680,719	658,096
Series 2005-10 3A31 5.416% 1/25/36	1,145,000	1,090,584
Series 2006-2 1A4 5.76% 5/25/36	1,440,000	1,409,843
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	18,329	18,375
Series 2004-2 1A1 6.00% 3/25/34	59,989	60,139
Series 2004-10 1CB1 6.00% 11/25/34	213,431	211,964
Series 2004-11 1CB1 6.00% 12/25/34	1,918	1,923
Series 2005-3 2A1 5.50% 4/25/20	141,477	142,317
Series 2005-5 2CB1 6.00% 6/25/35	314,632	315,418
Series 2005-6 7A1 5.50% 7/25/20	480,006	477,756
Series 2005-9 5A1 5.50% 10/25/20	422,519	425,028
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,100,862	1,090,542
Series 2006-5 2A10 5.75% 9/25/36	1,150,000	1,154,097
Bank of America Mortgage Securities Series 2005-9 2A1 4.75% 10/25/20	431,437	425,370
•Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1 A1 4.625% 2/25/36	2,826,942	2,784,383
Series 2006-4 2A1 5.797% 10/25/36	1,147,519	1,155,669
Series 2007-3 1A1 5.48% 5/25/47	1,324,195	1,316,066
Series 2007-4 22A1 6.006% 6/25/47	3,088,625	3,046,605
Series 2007-5 3A1 5.992% 8/25/47	3,095,670	3,056,915
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	377,045	378,940
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	736,046	720,784
•Series 2005-A1 3A1 5.279% 12/25/35	823,127	810,562
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	1,342,732	1,339,543
Series 2004-8 1A1 5.50% 10/25/34	681,926	683,677
Series 2006-3 1A4 6.00% 6/25/36	785,000	776,223
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	213,921	219,871
•Series 2004-UST1 A6 5.086% 8/25/34	1,056,393	1,042,583
•Series 2006-AR2 1A2 5.531% 3/25/36	1,666,253	1,674,761
•Series 2006-AR7 1A4A 5.784% 11/25/36	3,465,769	3,446,567
•Series 2007-AR5 1AB 5.615% 4/25/37	576,492	572,373
Citimortgage Alternative Loan Trust 2006-A2 A1 6.00% 5/25/36	1,309,967	1,311,879
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	777,151	776,103
Series 2004-1T1 A2 5.50% 2/25/34	787,388	781,331
Series 2004-14T2 A6 5.50% 8/25/34	707,442	700,133
Series 2004-28CB 6A1 6.00% 1/25/35	602,171	603,676
Series 2004-J1 1A1 6.00% 2/25/34	22,047	21,895
Series 2004-J2 7A1 6.00% 12/25/33	40,063	40,489
•Series 2004-J7 1A2 4.673% 8/25/34	26,818	26,684
•Series 2005-63 3A1 5.89% 11/25/35	479,972	466,028
Series 2006-2CB A3 5.50% 3/25/36	341,971	340,019
Series 2006-19CB A15 6.00% 8/25/36	1,218,875	1,209,808
Series 2006-31CB A8 5.75% 11/25/36	877,231	865,492
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.095% 5/25/33	12,980	13,019
•Series 2004-HYB4 M 4.825% 9/20/34	237,300	226,324
Series 2005-23 A1 5.50% 11/25/35	1,001,678	985,088
Series 2005-29 A1 5.75% 12/25/35	1,672,318	1,648,278
Series 2006-1 A2 6.00% 3/25/36	387,727	388,939
Series 2006-1 A3 6.00% 3/25/36	133,159	130,579
Series 2006-17 A5 6.00% 12/25/36	365,943	370,287
•Series 2006-HYB3 3A1A 6.094% 5/20/36	501,715	519,693
•Series 2007-HY1 1A1 5.694% 4/25/37	2,085,978	2,093,688
•Series 2007-HYB1 4A2 5.933% 3/25/37	439,016	437,927
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	11,336	11,332
Series 2004-1 3A1 7.00% 2/25/34	6,051	6,246
Credit Suisse Mortgage Capital Certificates
Series 2006-9 3A1 6.00% 11/25/36	45,904	45,589
Series 2007-1 5A14 6.00% 2/25/37	1,799,688	1,793,718
Series 2007-3 4A15 5.50% 4/25/37	1,725,876	1,685,585
Series 2007-5 3A19 6.00% 8/25/37	2,019,295	2,010,461
Series 2007-5 10A2 6.00% 4/25/29	1,006,501	1,005,833

•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.075% 6/26/35	1,720,000	1,635,650
•First Horizon Asset Securities
Series 2005-AR2 2A1 5.119% 6/25/35	834,044	830,089
Series 2006-AR4 1A2 5.50% 1/25/37	2,357,750	2,354,529
Series 2007-AR1 1A1 5.86% 5/25/37	2,187,574	2,203,343
Series 2007-AR2 1A1 5.855% 8/25/37	301,733	302,110
Series 2007-AR3 2A2 6.313% 11/25/37	1,441,596	1,449,186
GMAC Mortgage Loan Trust
Series 2005-AR2 4A 5.183% 5/25/35	433,612	426,701
Series 2005-AR6 4A1 5.461% 11/19/35	1,256,795	1,232,505
Series 2006-J1 A1 5.75% 4/25/36	1,916,128	1,931,914
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	26,514	28,600
•Series 1999-3 A 8.00% 8/19/29	42,160	45,431
Series 2005-RP1 1A3 8.00% 1/25/35	370,379	400,622
Series 2005-RP1 1A4 8.50% 1/25/35	163,090	177,762
Series 2006-RP1 1A2 7.50% 1/25/36	437,119	473,672
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	189,554	188,724
•Series 2006-AR1 2A4 5.179% 1/25/36	2,215,000	2,211,650
•Series 2006-AR1 3A1 5.389% 1/25/36	367,330	362,977
•Series 2007-AR1 2A1 5.999% 3/25/37	3,208,733	3,210,970
•Series 2007-AR2 1A1 5.79% 5/25/47	1,166,685	1,160,890
•Series 2007-AR2 2A1 5.514% 5/25/47	1,116,864	1,122,524
•Indymac Index Mortgage Loan Trust
Series 2006-AR1 A1 5.94% 8/25/36	1,192,426	1,183,581
Series 2006-AR3 1A1 5.346% 12/25/36	2,297,780	2,294,695
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.85% 12/25/34	476,814	471,907
Series 2005-A4 1A1 5.399% 7/25/35	297,618	294,561
Series 2005-A6 1A2 5.137% 9/25/35	605,000	591,706
Series 2005-A8 2A1 4.949% 11/25/35	1,349,709	1,341,192
Series 2006-A2 2A4 5.753% 4/25/36	2,025,000	1,987,515
Series 2006-A6 2A4L 5.564% 10/25/36	1,590,000	1,543,064
Series 2006-A7 2A2 5.829% 1/25/37	1,564,901	1,566,487
Series 2007-A1 6A1 4.778% 7/25/35	2,690,907	2,658,112
Series 2007-A4 1A1 5.48% 6/25/37	2,722,087	2,705,421
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	348,359	347,651
Series 2006-1 3A3 5.50% 2/25/36	30,887	30,674
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.808% 12/25/33	11,070	11,423
Series 2005-6 7A1 5.33% 6/25/35	183,435	181,267
Series 2006-2 4A1 4.989% 2/25/36	89,940	87,891
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	15,081	15,609
Series 2003-9 1A1 5.50% 12/25/18	15,116	15,045
Series 2004-3 8A1 7.00% 4/25/34	14,099	14,254
Series 2004-5 6A1 7.00% 6/25/34	183,918	185,210
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	529,381	523,922
Series 2004-4 2A1 5.00% 4/25/34	898,121	891,950
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	163,664	176,488
Series 2005-2 1A4 8.00% 5/25/35	487,277	526,362
•Merrill Lynch Mortgage Investors
Series 2005-A5 A2 4.566% 6/25/35	460,000	454,776
Series 2005-A9 2A1C 5.133% 12/25/35	2,435,000	2,425,309
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	225,251	225,885
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	475,000	447,333
Series 2006-AF1 1A2 6.159% 5/25/36	500,000	478,208
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	41,747	42,399
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	125,535	124,515
Series 2006-QS18 3A1 5.75% 12/25/21	2,316,134	2,317,199
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	7,303	7,462
Series 2004-SL4 A3 6.50% 7/25/32	93,874	93,198
Series 2005-SL1 A2 6.00% 5/25/32	191,345	193,013

•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.038% 9/25/36	460,382	460,388
Series 2007-SA1 2A2 5.62% 2/25/37	2,187,009	2,193,961
•Sequoia Mortgage Trust Series 2007-1 4A1 5.814% 9/20/46	3,410,022	3,403,584
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	104,387	102,830
•Series 2005-18 1A1 5.655% 9/25/35	747,248	730,196
Series 2005-21 6A3 5.40% 11/25/35	1,065,000	995,528
•Series 2005-21 7A1 6.029% 11/25/35	3,021,911	3,004,773
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	2,120,904
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	1,240,733
Structured Asset Securities
•Series 2002-22H 1A 6.944% 11/25/32	15,063	15,131
Series 2004-5H A2 4.43% 12/25/33	115,344	114,841
Series 2004-12H 1A 6.00% 5/25/34	135,130	136,608
Series 2005-6 4A1 5.00% 5/25/35	570,460	547,463
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	108,809	109,659
Series 2005-9 3CB 5.50% 10/25/20	465,423	468,187
Series 2006-5 2CB3 6.00% 9/25/36	494,138	492,227
wWashington Mutual Mortgage Pass Through Certificates
Series 2002-S8 2A1 4.50% 1/25/18	18,902	18,862
Series 2004-CB3 1A 6.00% 10/25/34	209,179	209,702
Series 2004-CB3 4A 6.00% 10/25/19	100,933	102,542
•Series 2005-AR16 1A3 5.102% 12/25/35	1,225,000	1,220,673
•Series 2005-AR18 1A3A 5.256% 1/25/36	2,200,000	2,201,007
•Series 2006-AR10 1A1 5.94% 9/25/36	415,186	419,525
•Series 2006-AR14 2A1 5.76% 11/25/36	2,808,461	2,799,641
•Series 2006-AR16 1A1 5.608% 12/25/36	1,892,807	1,886,588
•Series 2006-AR18 2A2 5.496% 1/25/37	1,670,000	1,617,416
•Series 2007-HY1 1A1 5.715% 2/25/37	1,112,410	1,108,806
•Series 2007-HY2 1A1 5.667% 12/25/36	4,027,128	4,044,217
•Series 2007-HY3 4A1 5.349% 3/25/37	3,796,119	3,778,619
•Series 2007-HY4 1A1 5.55% 4/25/37	3,331,146	3,315,553
•Series 2007-HY6 2A2 5.285% 6/25/37	1,012,548	994,861
•Series 2007-HY7 4A1 5.877% 7/25/37	2,904,507	2,855,092
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.892% 8/25/34	3,431,277	3,365,259
•Series 2004-T A1 6.144% 9/25/34	95,873	96,109
Series 2005-12 1A7 5.50% 11/25/35	622,996	606,448
Series 2005-17 1A2 5.50% 1/25/36	493,473	480,366
Series 2005-18 1A1 5.50% 1/25/36	90,402	88,849
•Series 2005-AR13 A1 5.311% 5/25/35	1,689,000	1,639,157
•Series 2005-AR16 4A2 4.994% 10/25/35	2,140,000	2,134,696
•Series 2005-AR16 6A4 5.00% 10/25/35	961,747	963,169
Series 2006-1 A3 5.00% 3/25/21	675,397	665,900
Series 2006-2 3A1 5.75% 3/25/36	522,534	513,969
Series 2006-3 A1 5.50% 3/25/36	1,150,763	1,148,921
Series 2006-3 A11 5.50% 3/25/36	1,478,000	1,418,808
Series 2006-4 2A3 5.75% 4/25/36	212,051	208,878
Series 2006-6 1A3 5.75% 5/25/36	1,393,731	1,405,982
•Series 2006-AR5 2A1 5.535% 4/25/36	288,930	290,693
•Series 2006-AR6 7A1 5.109% 3/25/36	2,307,554	2,245,830
•Series 2006-AR10 5A1 5.595% 7/25/36	439,943	443,218
•Series 2006-AR10 5A6 5.595% 7/25/36	2,432,091	2,431,326
•Series 2006-AR11 A6 5.518% 8/25/36	2,330,000	2,245,189
•Series 2006-AR14 2A4 6.087% 10/25/36	322,519	320,076
•Series 2006-AR17 A1 5.338% 10/25/36	3,048,642	3,044,264
•Series 2006-AR18 2A2 5.719% 11/25/36	970,804	972,652
•Series 2006-AR19 A1 5.641% 12/25/36	1,147,724	1,127,655
Series 2007-8 2A6 6.00% 7/25/37	190,000	185,449
Series 2007-13 A7 6.00% 9/25/37	689,800	687,645
Series 2007-13 A9 6.00% 9/25/37	1,076,284	1,015,575
Total Non-Agency Collateralized Mortgage Obligations (cost $171,606,506)		171,684,430

Regional Agency – 0.56%Δ
Australia – 0.56%
New South Wales Treasury
5.50% 3/1/17	AUD	1,279,000	1,019,621
6.00% 5/1/12	AUD	890,000	743,680
Queensland Treasury 6.00% 8/14/13	AUD	4,259,000	3,553,846
Total Regional Agency (cost $5,297,169)			5,317,147

Regional Authority – 0.08%Δ
Canada – 0.08%
Ontario Province 1.875% 1/25/10	JPY	25,000,000	229,364
Quebec Province 4.50% 12/1/17	CAD	561,000	562,699
Total Regional Authority (cost $774,005)			792,063

«Senior Secured Loans – 0.91%
Allied Waste North America 7.73% 3/28/14	USD	92,814	88,899
ALLTEL 7.69% 12/21/14		110,000	106,219
Aramark
7.08% 1/26/14		260,410	248,313
7.485% 1/26/14		19,590	18,635
AWAS 2nd Lien 11.44% 3/21/13		451,802	435,989
Building Materials 8.256% 2/22/14		124,376	106,134
Community Health Systems
7.61% 7/2/14		394,014	379,977
7.61% 8/25/14		25,986	25,060
Dynegy Holdings
7.28% 4/2/13		100,000	94,000
7.65% 4/2/13		125,000	118,646
Energy Futures Holdings
7.565% 10/10/14		460,000	451,842
8.39% 10/10/14		380,000	373,455
Freescale Semiconductor 7.37% 12/1/13		104,736	97,213
Georgia Pacific Term Tranche Loan B 7.115% 12/22/12		100,000	95,382
HCA 7.12% 11/18/13		205,000	197,569
Healthsouth 8.62% 3/10/13		662,144	633,728
Idearc 7.35% 11/1/14		397,499	378,967
Jarden 7.67% 1/24/12		114,410	110,631
MacDermid 7.45% 4/12/14		88,025	84,064
MetroPCS Wireless 9.70% 2/20/14		105,000	101,041
Michaels Stores 7.625% 10/11/13		224,435	207,153
Stallion Oilfield Services 10.86% 6/12/13		450,000	427,500
Talecris Biotherapeutics 2nd Lien 11.85% 12/6/14		480,000	478,800
Telesat Canada 9.00% 2/14/08		795,000	759,224
Time Warner Telecom Holdings 7.62% 1/7/13		110,000	106,288
United Airlines 7.375% 2/1/14		696,500	653,188
Univision Communications 7.60% 9/15/14		225,000	205,516
Windstream Term Loan B 8.36% 7/17/13		1,802,371	1,773,181
Total Senior Secured Loans (cost $9,021,744)			8,756,614

Sovereign Agencies – 0.05%Δ
Norway – 0.05%
Kommunalbanken 4.25% 10/24/11	NOK	2,750,000	491,596
Total Sovereign Agencies (cost $441,110)			491,596

Sovereign Debt – 6.33%Δ
Austria – 0.26%
Republic of Austria
5.25% 1/4/11	EUR	498,000	750,052
#144A 4.00% 9/15/16	EUR	1,226,000	1,742,459
			2,492,511
Canada – 0.14%
Canadian Government
3.75% 6/1/12	CAD	940,000	941,466
4.00% 6/1/17	CAD	400,000	402,898
			1,344,364
Colombia – 0.02%
Republic of Colombia 12.00% 10/22/15	COP	372,000,000	205,076
			205,076
Finland – 0.01%
Republic of Finland 4.75% 2/21/12	NOK	290,000	52,760
			52,760
France – 0.22%
France Government O.A.T.
4.00% 10/25/38	EUR	797,000	1,039,602
4.00% 4/25/55	EUR	819,000	1,056,651
			2,096,253

Germany – 0.41%
Bundesobligation 4.25% 10/12/12	EUR	751,000	1,102,040
Deutschland Republic
4.25% 7/4/17	EUR	874,000	1,269,729
6.25% 1/4/24	EUR	911,000	1,581,692
			3,953,461
Indonesia – 0.28%
Republic of Indonesia
6.625% 2/17/37	USD	508,000	484,537
10.00% 9/17/24	IDR	2,400,000,000	243,043
10.25% 7/15/22	IDR	4,520,000,000	468,460
10.25% 7/15/27	IDR	14,355,000,000	1,467,593
			2,663,633
Japan – 2.05%
Japan Government
5 yr Bond 1.50% 6/20/11	JPY	286,450,000	2,623,658
10 yr Bond 1.70% 3/20/17	JPY	5,050,000	46,306
10 yr Bond 1.70% 9/20/17	JPY	58,500,000	535,388
10 yr Bond 1.90% 6/20/16	JPY	298,350,000	2,796,266
20 yr Bond 2.00% 3/20/27	JPY	971,400,000	8,654,717
20 yr Bond 2.10% 12/20/26	JPY	196,450,000	1,770,146
20 yr Bond 2.30% 6/20/26	JPY	279,900,000	2,606,578
30 yr Bond 2.40% 3/20/37	JPY	62,450,000	567,292
			19,600,351
Malaysia – 0.18%
Malaysian Government
3.718% 6/15/12	MYR	2,050,000	619,409
3.756% 4/28/11	MYR	2,332,000	709,090
3.814% 2/15/17	MYR	200,000	59,010
7.00% 3/15/09	MYR	1,059,000	333,366
			1,720,875
Mexico – 0.49%
Mexican Government
5.625% 1/15/17	USD	2,338,000	2,375,408
8.00% 12/17/15	MXN	20,205,000	1,832,923
9.00% 12/20/12	MXN	3,548,000	338,550
10.00% 12/5/24	MXN	795,000	84,816
			4,631,697
Norway – 0.10%
Norwegian Government 6.50% 5/15/13	NOK	4,904,000	981,329
			981,329
Philippines – 0.24%
Philippines Government 6.375% 1/15/32	USD	2,332,000	2,332,000
			2,332,000
Poland – 0.16%
Poland Government
4.75% 4/25/12	PLN	1,670,000	642,624
5.25% 10/25/17	PLN	1,032,000	397,677
6.25% 10/24/15	PLN	1,224,000	503,620
			1,543,921
Republic of Korea – 0.06%
Government of South Korea 4.25% 12/7/21	EUR	450,000	576,872
			576,872
Russia – 0.62%
Russia Government
7.50% 3/31/30	USD	4,504,500	5,167,932
#144A 7.50% 3/31/30	USD	685,080	780,991
			5,948,923
Turkey – 0.42%
Republic of Turkey 11.875% 1/15/30	USD	2,518,000	3,978,440
			3,978,440
Ukraine – 0.04%
#Ukraine Government 144A 6.75% 11/14/17	USD	332,000	326,688
			326,688
United Arabic Emirates – 0.13%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	1,200,000	1,235,396
			1,235,396

United Kingdom – 0.50%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	181,000	181,996
U.K. Treasury
4.25% 3/7/11	GBP	1,530,000	3,025,857
4.75% 9/7/15	GBP	258,000	520,837
5.00% 3/7/12	GBP	284,000	577,553
5.25% 6/7/12	GBP	18,000	36,914
9.00% 7/12/11	GBP	208,000	474,501
			4,817,658
Total Sovereign Debt (cost $58,468,980)			60,502,208

Supranational Banks – 1.69%
Asia Development Bank
0.50% 10/9/12	AUD	497,000	317,103
4.75% 6/15/17	CAD	537,000	550,039
Corp Andina de Fomento 5.75% 1/12/17	USD	900,000	892,564
European Bank for Reconstruction & Development 12.50% 3/23/09	ISK	72,400,000	1,136,372
European Investment Bank
1.40% 6/20/17	JPY	123,500,000	1,101,608
4.25% 12/7/10	GBP	425,000	832,411
4.75% 10/15/17	EUR	734,000	1,086,512
6.00% 7/15/09	NZD	1,294,000	955,640
Inter-American Development Bank
7.25% 5/24/12	NZD	6,710,000	4,991,748
9.00% 8/6/10	BRL	790,000	427,621
13.00% 6/20/08	ISK	114,300,000	1,807,441
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	11,650,000	470,857
Nordic Investment Bank
1.70% 4/27/17	JPY	70,000,000	640,469
4.625% 7/30/10	NOK	5,080,000	918,802
Total Supranational Banks (cost $15,402,373)			16,129,187

U.S. Treasury Obligations – 12.33%
U.S. Treasury Bonds
*4.75% 2/15/37	USD	2,421,000	2,534,487
*6.00% 2/15/26		18,294,000	21,655,541
U.S. Treasury Inflation Index Notes
¥3.00% 7/15/12		766,900	830,829
3.875% 1/15/09		299,369	308,303
U.S. Treasury Notes
*2.625% 3/15/09		6,000,000	5,966,256
*3.125% 11/30/09		10,209,000	10,223,364
3.625% 12/31/12		8,585,000	8,652,075
*3.875% 10/31/12		25,932,000	26,448,616
4.00% 2/15/15		7,050,000	7,151,901
*4.25% 9/30/12		5,555,000	5,751,597
*4.25% 11/15/17		10,355,000	10,538,646
*4.375% 12/15/10		16,025,000	16,625,954
*4.50% 5/15/10		1,150,000	1,188,723
Total U.S. Treasury Obligations (cost $116,713,350)			117,876,292

		Number of
		Shares
Common Stock – 0.02%
†Adelphia Recovery Trust Series Arahova		1	1
†Century Communications		1,975,000	1,284
*†Mirant		121	4,717
†Northwest Airlines		225	3,267
†P=@Port Townsend		295	184,079
†Time Warner Cable Class A		5	138
Total Common Stock (cost $253,713)			193,486

Convertible Preferred Stock – 0.16%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08		26,700	670,437
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		5,875	113,740
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17		110	96,264
New York Community Capital Trust V 6.00% exercise price $20.04, expiration date 5/7/51		13,000	622,700
Total Convertible Preferred Stock (cost $1,664,045)			1,503,141

Preferred Stock – 0.08%
Arch Capital Group 8.00%		5,809	145,167
Fannie Mae 8.25%		24,400	628,300
Total Preferred Stock (cost $756,541)			773,467

≠Discount Note – 4.12%
Federal Home Loan Bank 3.25% 1/2/08		39,405,114	39,401,593
Total Discount Note (cost $39,401,593)			39,401,593

Total Value of Securities Before Securities Lending Collateral – 100.54%
(cost $958,894,955)		961,467,451

Securities Lending Collateral** – 15.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	149,574,034	149,574,034
Total Securities Lending Collateral (cost $149,574,034)		149,574,034

Total Value of Securities – 116.18%
(cost $1,108,468,989)		1,111,041,485 ©
Obligation to Return Securities Lending Collateral** – (15.64%)		(149,574,034)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.54%)		(5,180,433)
Net Assets Applicable to 106,741,658 Shares Outstanding – 100.00%		$956,287,018

☐Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ISK – Iceland Krona
ISL – Israeli Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloch
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

≠The rate shown is the effective yield at the time of purchase.
†Non-income producing security for the period ended December 31, 2007.
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of December 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2007, the aggregate amount of the restricted security equaled $184,079 or 0.02% of the Fund’s net assets. See Note 7 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2007, the aggregate amount of Rule 144A securities equaled $66,009,597, which represented 6.90% of the Fund’s net assets. See Note 7 in "Notes."
@Illiquid security. At December 31, 2007, the aggregate amount of illiquid securities equaled $184,079, which represented 0.02% of the Fund’s net assets. See Note 7 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2007, the aggregate amount of fair valued securities equaled $184,079, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
¥Fully or partially pledged as collateral for financial futures contracts.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 6 in "Notes."
©Includes $153,439,377 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CPN – Interest Coupon Only
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
NIM – Net Interest Margin
O.A.T – Obligation Assimilable au Tresor (Treasury Security)
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2007:

Foreign Currency Exchange Contracts1

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	271,662	NZD	(311,645)	1/31/08	$(291)
AUD	(5,994,192)	USD	5,125,454	1/31/08	(118,872)
BRL	(4,408,155)	USD	2,418,692	1/31/08	(57,799)
CAD	479,586	GBP	(236,461)	1/31/08	13,415
CAD	(571,361)	USD	573,000	2/29/08	(2,322)
COP	(2,687,529,000)	USD	1,328,789	1/31/08	(2,989)
EUR	1,116,674	GBP	(803,000)	1/31/08	36,617
EUR	987,737	ISK	(90,373,030)	1/31/08	15,652
EUR	1,135,259	ISK	(103,870,560)	1/31/08	17,989
EUR	2,195,428	NOK	(17,681,711)	1/31/08	(44,910)
EUR	203,147	NZD	(390,330)	1/31/08	(1,409)
EUR	665,468	PLN	(2,409,528)	1/31/08	(3,571)
EUR	(5,043,607)	USD	7,265,556	1/31/08	(99,286)
GBP	716,303	JPY	(161,584,266)	1/31/08	(32,163)
GBP	542,768	USD	(1,087,273)	1/31/08	(9,857)
IDR	(20,338,132,000)	USD	3,212,594	1/31/08	(17,403)
ISL	(1,212,223)	USD	305,000	1/31/08	(9,406)
JPY	301,854,715	EUR	(1,847,777)	1/31/08	25,954
JPY	227,690,594	USD	(2,021,796)	1/31/08	27,128
MXN	(18,724,444)	USD	1,723,322	1/31/08	12,067
MXN	2,525,000	USD	(229,150)	7/24/08	(2,007)
MYR	(4,730,290)	USD	1,414,950	1/31/08	(16,709)
NOK	1,825,616	USD	(326,781)	1/31/08	8,855
NZD	(8,474,727)	USD	6,405,391	1/31/08	(65,781)
SEK	12,461,615	EUR	(1,318,662)	1/31/08	2,442
TRY	(728,549)	USD	603,003	1/31/08	(14,399)
ZAR	(8,415,552)	USD	1,204,874	1/31/08	(13,849)
					$(352,904)

Futures Contracts2

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
24 Canadian 10 yr Bond	$2,741,529	$2,775,427	3/31/08	$33,898
45 Euro Bond	7,574,372	7,428,273	3/31/08	(146,099)
22 Long Gilt Bond	4,943,269	4,818,230	3/31/08	(125,039)
140 U.S. Treasury 2 year Notes	29,399,896	29,435,000	3/31/08	35,104
665 U.S. Treasury 5 year Notes	73,258,217	73,337,031	3/31/08	78,814
(53) U.S. Treasury Long Bond	(6,300,498)	(6,167,875)	3/31/08	132,623
				$9,301

Swap Contracts3

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Bank of America 5 yr CDS	$835,000	0.48%	12/20/12	$(154)
Beazer Homes 5 yr CDS	1,050,000	3.08%	6/20/12	249,049
Best Buy
5 yr CDS	760,000	0.60%	9/20/12	5,374
10 yr CDS	380,000	0.98%	9/20/17	2,137
Kraft Food 10 yr CDS	1,100,000	0.77%	12/20/17	(1,970)
Rohm & Haas 5.5 yr CDS	621,000	0.37%	3/20/13	2,061
JPMorgan
CDX EM 8.1 yr CDS	4,251,000	1.75%	12/20/12	3,368
Embarq 7 yr CDS	755,000	0.77%	9/20/14	18,522
Merrill Lynch 5 yr CDS	400,000	0.58%	12/20/12	11,826
Lehman Brothers
Autozone 7 yr CDS	550,000	0.445%	6/20/14	1,872
Avon Products 7 yr CDS	550,000	0.245%	6/20/14	3,557
Campbell Soup 7 yr CDS	550,000	0.18%	6/20/14	2,626
Capmark Financial 5 yr CDS	330,000	1.65%	9/20/12	61,449
Computer Science 7 yr CDS	550,000	1.00%	6/20/14	(16,623)
Gannet 7 yr CDS	545,000	0.88%	9/20/14	3,035
Home Depot 5 yr CDS	1,285,000	0.50%	9/20/12	20,611
Kimberly-Clark 7 yr CDS	550,000	0.195%	6/20/14	5,733
McDonald’s 7 yr CDS	550,000	0.18%	6/20/14	3,516
New York Times 7 yr CDS	545,000	0.75%	9/20/14	3,436
Newell Rubber 7 yr CDS	550,000	0.385%	6/20/14	215
Sara Lee 7 yr CDS	545,000	0.60%	9/20/14	(6,298)
Sysco 7 yr CDS	550,000	0.32%	6/20/14	(333)
Target 5 yr CDS	775,000	0.57%	12/20/12	(783)
TJX Companies 7 yr CDS	550,000	0.61%	6/20/14	(957)
V.F. 5 yr CDS	382,500	0.40%	9/20/12	(165)
V.F. 7 yr CDS	550,000	0.365%	6/20/14	3,844
Washington Mutual 4 yr CDS	543,500	0.85%	9/20/11	58,938
Washington Mutual 10 yr CDS	365,000	3.15%	12/20/17	2,192
				$436,078
Protection Sold:
Goldman Sachs
ABX HE 06-2	(700,000)	0.17%	5/25/46	(31,500)
Lehman Brothers
ABX HE 06-2	(930,000)	0.17%	5/25/46	(97,650)
ABX HE 07-1	(1,390,000)	0.15%	8/25/37	(136,650)
Beazer Homes 5 yr CDS	(1,050,000)	3.43%	6/20/12	(241,119)
Best Buy
5 yr CDS	(380,000)	0.61%	9/20/12	(2,570)
10 yr CDS	(190,000)	0.99%	9/20/17	(926)
Reynolds American 5 yr CDS	(1,090,000)	1.00%	9/20/12	14,803
				495,612
				$(59,534)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]See Note 3 in “Notes.” [2]See Note 4 in “Notes.” [3]See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt secutrities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,108,769,183
Aggregate unrealized appreciation	$12,930,334
Aggregate unrealized depreciation	(10,658,032)
Net unrealized appreciation	$2,272,302

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2007, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of securities on loan was $153,439,377, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $6,277,383, and cash collateral of $149,574,034. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATION

I, John C. E. Campbell, certify that:

1.	I have reviewed this report on Form N-Q of Optimum Fund Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

JOHN C. E. CAMPBELL
By:	John C. E. Campbell
Title:	Chief Executive Officer
Date:	February 25, 2008

CERTIFICATION

I, Richard Salus, certify that:

1.	I have reviewed this report on Form N-Q of Optimum Fund Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 25, 2008

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

JOHN C. E. CAMPBELL
By:	John C. E. Campbell
Title:	Chief Executive Officer
Date:	February 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JOHN C. E. CAMPBELL
By:	John C. E. Campbell
Title:	Chief Executive Officer
Date:	February 25, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 25, 2008